UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of registrant as specified in charter)

	64106	922 Walnut, Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri	64106	(Zip code)
(Zip code)	(Zip code)	(Address of principal executive offices)	(Zip code)

Diana E. McCarthy, Esq.

Drinker, Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia,

PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 7/31/10

Item 1.	Schedule of Investments.

COMMERCE GROWTH FUND

Schedule of Investments

July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks – 99.0%
Consumer Durables – 3.0%
163,100	Ford Motor Co.*	$ 2,082,787
58,700	Leggett & Platt, Inc.	1,223,308

		3,306,095

Consumer Non-Durables – 9.2%
22,500	Coach, Inc.	831,825
16,100	Colgate-Palmolive Co.	1,271,578
39,500	PepsiCo, Inc.	2,563,945
12,000	Philip Morris International, Inc.	612,480
16,400	Polo Ralph Lauren Corp.	1,295,764
19,600	Procter & Gamble Co.	1,198,736
19,500	The Clorox Co.	1,265,160
16,700	The Coca-Cola Co.	920,337

		9,959,825

Consumer Services – 5.7%
48,300	DIRECTV*	1,794,828
28,900	Expedia, Inc.	655,452
6,900	ITT Educational Services, Inc.*	557,106
5,100	McDonald’s Corp.	355,623
16,600	Panera Bread Co.*	1,298,286
61,700	Starbucks Corp.	1,533,245

		6,194,540

Distribution Services – 1.2%
11,900	W.W. Grainger, Inc.	1,332,919

Electronic Technology – 20.1%
15,700	Apple Computer, Inc.*	4,038,825
154,700	Cisco Systems, Inc.*	3,568,929
16,000	CommScope, Inc.*	325,440
78,800	Corning, Inc.	1,427,856
16,400	Harris Corp.	730,292
74,400	Hewlett-Packard Co.	3,425,376
65,700	Intel Corp.	1,353,420
50,600	Linear Technology Corp.	1,613,128
11,600	Lockheed Martin Corp.	871,740
62,000	QLogic Corp.*	987,040
61,800	Texas Instruments, Inc.	1,525,842
34,200	Tyco Electronics Ltd.	923,400
40,300	Western Digital Corp.*	1,063,517

		21,854,805

Energy Minerals – 5.8%
18,700	ChevronTexaco Corp.	1,425,127
53,400	Exxon Mobil Corp.	3,186,912
22,200	Occidental Petroleum Corp.	1,730,046

		6,342,085

Finance – 3.3%
46,400	Morgan Stanley & Co.	1,252,336
15,300	Northern Trust Corp.	718,947
15,800	Prudential Financial, Inc.	905,182
51,400	The Charles Schwab Corp.	760,206

		3,636,671

Health Services – 2.5%
42,750	Lincare Holdings, Inc.	1,015,740
35,000	Medco Health Solutions, Inc.*	1,680,000

		2,695,740

Health Technology – 12.2%
13,000	Abbott Laboratories	638,040
27,100	Allergan, Inc.	1,654,726
20,700	Becton, Dickinson & Co.	1,424,160
19,600	C. R. Bard, Inc.	1,539,188

Shares	Description	Value
Common Stocks – (continued)
Health Technology – (continued)
48,700	Gilead Sciences, Inc.*	$ 1,622,684
3,300	Intuitive Surgical, Inc.*	1,083,621
33,000	Johnson & Johnson	1,916,970
26,200	Medtronic, Inc.	968,614
15,500	Stryker Corp.	721,835
29,400	Valeant Pharmaceuticals International*	1,655,808

		13,225,646

Industrial Services – 1.9%
8,900	Diamond Offshore Drilling, Inc.	529,461
26,100	Schlumberger Ltd.	1,557,126

		2,086,587

Non-Energy Minerals – 1.4%
21,000	Freeport-McMoRan Copper & Gold, Inc.	1,502,340

Process Industries – 1.3%
15,500	The Lubrizol Corp.	1,449,095

Producer Manufacturing – 6.4%
35,800	Illinois Tool Works, Inc.	1,557,300
114,600	The Manitowoc Co., Inc.	1,187,256
39,900	The Timken Co.	1,341,438
40,600	United Technologies Corp.	2,886,660

		6,972,654

Retail Trade – 5.4%
8,100	AutoZone, Inc.*	1,713,717
82,900	Chico’s FAS, Inc.	776,773
22,600	Dick’s Sporting Goods, Inc.*	594,606
25,900	Lowe’s Cos., Inc.	537,166
26,700	The Gap, Inc.	483,537
34,800	Wal-Mart Stores, Inc.	1,781,412

		5,887,211

Technology Services – 16.9%
26,700	Adobe Systems, Inc.*	766,824
25,800	BMC Software, Inc.*	917,964
13,700	Global Payments, Inc.	516,901
7,400	Google, Inc.*	3,587,890
39,100	International Business Machines Corp.	5,020,440
170,900	Microsoft Corp.	4,410,929
135,000	Oracle Corp.	3,191,400

		18,412,348

Transportation – 2.7%
47,000	Continental Airlines, Inc. Class B*	1,175,940
11,900	CSX Corp.	627,368
15,500	Union Pacific Corp.	1,157,385

		2,960,693

TOTAL COMMON STOCKS		$107,819,254

COMMERCE GROWTH FUND

Schedule of Investments (continued)

July 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.1%
Repurchase Agreement – 1.1%
State Street Bank & Trust Co.
$1,168,000	0.010%	08/02/10	$1,168,000
Maturity Value: $1,168,001

TOTAL INVESTMENTS – 100.1%			$108,987,254

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(129,092)

NET ASSETS – 100.0%			$108,858,162

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Repurchase agreement was entered into on July 31, 2010. This agreement was fully collateralized by $1,135,000 U.S. Treasury Note, 2.500%, due 04/30/15 with a market value of $1,192,204

COMMERCE GROWTH FUND

Schedule of Investments (continued)

July 31, 2010 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$107,121,652
Gross unrealized gain	10,370,387
Gross unrealized loss	(8,504,785)
Net unrealized security gain	$1,865,602

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE VALUE FUND

Schedule of Investments

July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks – 93.9%
Commercial Services – 0.4%
14,000	R.R. Donnelley & Sons Co.	$ 236,180

Communications – 5.0%
76,000	AT&T, Inc.	1,971,440
42,500	Verizon Communications, Inc.	1,235,050

		3,206,490

Consumer Durables – 1.1%
35,000	Ford Motor Co.*	446,950
18,000	Newell Rubbermaid, Inc.	279,000

		725,950

Consumer Non-Durables – 6.8%
15,000	General Mills, Inc.	513,000
15,750	Kraft Foods, Inc.	460,058
10,000	Molson Coors Brewing Co. Class B	450,100
4,500	PepsiCo, Inc.	292,095
22,500	Procter & Gamble Co.	1,376,100
10,500	Reynolds American, Inc.	607,110
14,000	Sara Lee Corp.	207,060
11,500	Smithfield Foods, Inc.*	163,875
16,500	Tyson Foods, Inc.	288,915

		4,358,313

Consumer Services – 6.4%
10,000	Cablevision Systems Corp.	274,100
16,000	CBS Corp. Class B	236,480
18,000	Comcast Corp.	350,460
18,000	DIRECTV*	668,880
12,000	DISH Network Corp.	240,960
9,500	eBay, Inc.*	198,645
15,000	Hyatt Hotels Corp.*	586,650
16,500	News Corp.	215,325
17,500	The Walt Disney Co.	589,575
15,000	Time Warner, Inc.	471,900
7,000	Viacom, Inc. Class B	231,280

		4,064,255

Distribution Services* – 0.7%
7,500	Arrow Electronics, Inc.	185,925
15,000	Ingram Micro, Inc.	247,950

		433,875

Electronic Technology – 4.1%
30,000	Advanced Micro Devices, Inc.*	224,700
4,000	General Dynamics Corp.	245,000
8,000	Hewlett-Packard Co.	368,320
25,000	Intel Corp.	515,000
3,000	Lockheed Martin Corp.	225,450
30,000	Micron Technology, Inc.*	218,400
27,000	Motorola, Inc.*	202,230
11,000	QLogic Corp.*	175,120
5,000	Raytheon Co.	231,350
25,000	Vishay Intertechnology, Inc.*	212,250
1,071	Vishay Precision Group, Inc.*	13,548

		2,631,368

Energy Minerals – 8.3%
3,500	Apache Corp.	334,530
10,000	Chesapeake Energy Corp.	210,300
28,000	ChevronTexaco Corp.	2,133,880
18,000	ConocoPhillips	993,960
5,000	Devon Energy Corp.	312,450
1,500	EOG Resources, Inc.	146,250
11,000	Marathon Oil Corp.	367,950
8,000	Occidental Petroleum Corp.	623,440
4,500	QEP Resources, Inc.*	154,890

		5,277,650

Shares	Description	Value
Common Stocks – (continued)
Finance – 28.8%
7,500	Allied World Assurance Co. Holdings Ltd.	$ 373,650
10,000	American Express Co.	446,400
9,000	Ameriprise Financial, Inc.	381,510
17,000	Annaly Capital Management, Inc.	295,800
5,000	Assurant, Inc.	186,450
110,000	Bank of America Corp.	1,544,400
4,500	Bank of Hawaii Corp.	224,145
15,000	Berkshire Hathaway, Inc. Class B*	1,171,800
2,000	BlackRock, Inc.	314,980
17,500	Brandywine Realty Trust	198,800
6,000	Capital One Financial Corp.	253,980
750	CME Group, Inc.	209,100
6,000	CNA Financial Corp.*	168,360
19,000	Discover Financial Services	290,130
9,000	Equity Residential	412,650
17,000	Fifth Third Bancorp	216,070
7,250	HCP, Inc.	257,157
53,000	JPMorgan Chase & Co.	2,134,840
9,000	Lincoln National Corp.	234,360
6,000	Loews Corp.	222,900
2,000	M&T Bank Corp.	174,680
6,500	MetLife, Inc.	273,390
18,000	Morgan Stanley & Co.	485,820
7,000	NYSE Euronext	202,790
6,500	PNC Financial Services Group, Inc.	386,035
30,000	Principal Financial Group, Inc.	768,300
23,000	ProLogis	249,780
12,500	Prudential Financial, Inc.	716,125
7,000	Raymond James Financial, Inc.	186,760
5,500	Reinsurance Group of America, Inc.	263,890
2,515	Simon Property Group, Inc.	224,388
4,000	SL Green Realty Corp.	240,960
5,750	StanCorp Financial Group, Inc.	216,718
7,000	State Street Corp.	272,440
7,500	The Chubb Corp.	394,725
10,000	The Hartford Financial Services Group, Inc.	234,100
11,000	The Travelers Cos., Inc.	554,950
3,500	Transatlantic Holdings, Inc.	167,335
26,500	U.S. Bancorp.	633,350
8,000	Unum Group	182,560
2,509	Vornado Realty Trust	207,695
63,000	Wells Fargo & Co.	1,746,990

		18,321,263

Health Services* – 0.7%
8,500	WellPoint, Inc.	431,120

Health Technology – 8.3%
7,000	Abbott Laboratories	343,560
6,000	Amgen, Inc.*	327,180
7,500	Baxter International, Inc.	328,275
12,500	CareFusion Corp.*	263,375
10,000	Hill-Rom Holdings, Inc.	330,400
25,000	Johnson & Johnson	1,452,250
21,000	Merck & Co., Inc.	723,660
100,000	Pfizer, Inc.	1,499,992

		5,268,692

Industrial Services – 3.0%
10,000	Diamond Offshore Drilling, Inc.	594,900
8,000	Halliburton Co.	239,040
7,000	National-Oilwell Varco, Inc.	274,120
12,500	The Williams Cos., Inc.	242,625
16,500	Waste Management, Inc.	560,175

		1,910,860

COMMERCE VALUE FUND

Schedule of Investments (continued)

July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Non-Energy Minerals – 1.4%
16,500	Alcoa, Inc.	$ 184,305
11,000	Nucor Corp.	430,540
20,000	Steel Dynamics, Inc.	286,400

		901,245

Process Industries – 2.7%
7,500	Archer-Daniels-Midland Co.	205,200
7,250	Cabot Corp.	213,875
5,000	Eastman Chemical Co.	313,200
12,000	MeadWestvaco Corp.	287,520
9,500	Sonoco Products Co.	310,650
14,500	The Dow Chemical Co.	396,285

		1,726,730

Producer Manufacturing – 5.9%
6,500	Carlisle Cos., Inc.	218,920
3,000	Eaton Corp.	235,380
120,000	General Electric Co.	1,934,400
5,000	Illinois Tool Works, Inc.	217,500
15,000	Masco Corp.	154,200
5,000	Parker Hannifin Corp.	310,600
7,500	The Timken Co.	252,150
12,000	Tyco International Ltd.	459,360

		3,782,510

Retail Trade – 0.9%
10,500	The Gap, Inc.	190,155
14,000	The Home Depot, Inc.	399,140

		589,295

Technology Services – 3.7%
20,000	AOL, Inc.*	418,400
8,000	BMC Software, Inc.*	284,640
10,000	Computer Sciences Corp.	453,300
30,000	Microsoft Corp.	774,300
33,000	Symantec Corp.*	428,010

		2,358,650

Transportation – 0.8%
4,500	CSX Corp.	237,240
4,500	Norfolk Southern Corp.	253,215

		490,455

Utilities – 4.9%
8,000	Alliant Energy Corp.	276,480
7,500	DTE Energy Co.	346,200
26,500	Duke Energy Corp.	453,150
10,000	Edison International	331,500
6,000	Exelon Corp.	250,980
6,500	PG&E Corp.	288,600
6,000	Progress Energy, Inc.	252,660
10,000	Questar Corp.	164,500
13,000	The Southern Co.	459,290
13,000	Xcel Energy, Inc.	285,870

		3,109,230

TOTAL COMMON STOCKS		$59,824,131

Exchange Traded Fund – 4.5%
50,000	iShares Russell 1000 Value Index Fund	$ 2,877,500

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.5%
Repurchase Agreement – 1.5%
State Street Bank & Trust Co.
$958,000	0.010%	08/02/10	$ 958,000
Maturity Value: $958,001

TOTAL INVESTMENTS – 99.9%			$63,659,631

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			63,157

NET ASSETS – 100.0%			$63,722,788

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Repurchase agreement was entered into on July 30, 2010. This agreement was fully collateralized by $935,000 U.S. Treasury Note, 2.500%, due 04/30/15 with a market value of $982,124.

COMMERCE VALUE FUND

Schedule of Investments (continued)

July 31, 2010 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$65,068,670
Gross unrealized gain	5,241,749
Gross unrealized loss	(6,650,788)
Net unrealized security loss	$(1,409,039)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks – 99.5%
Commercial Services – 2.6%
4,900	FactSet Research Systems, Inc.	$ 367,500
13,400	Lender Processing Services, Inc.	427,996
8,800	The Brink’s Co.	192,720
8,200	The McGraw-Hill Cos., Inc.	251,658

		1,239,874

Communications – 0.0%
46	CenturyLink, Inc.	1,638

Consumer Durables* – 0.7%
32,000	The Goodyear Tire & Rubber Co.	341,440

Consumer Non-Durables – 6.5%
26,500	Coach, Inc.	979,705
11,500	Guess?, Inc.	410,550
4,100	Polo Ralph Lauren Corp.	323,941
38,800	Sara Lee Corp.	573,852
12,600	The Clorox Co.	817,488

		3,105,536

Consumer Services – 7.3%
5,200	Apollo Group, Inc.*	239,876
5,100	Chipotle Mexican Grill, Inc. Class A*	754,290
24,900	Education Management Corp.*	393,171
34,000	Expedia, Inc.	771,120
28,900	Marriott International, Inc.	979,999
1,700	Priceline.com, Inc.*	381,480

		3,519,936

Electronic Technology – 16.2%
51,000	Advanced Micro Devices, Inc.*	381,990
16,700	Harris Corp.	743,651
26,600	Jabil Circuit, Inc.	385,966
32,400	JDS Uniphase Corp.*	351,540
26,200	Juniper Networks, Inc.*	727,836
31,400	Linear Technology Corp.	1,001,032
24,700	Marvell Technology Group Ltd.*	368,524
18,800	NVIDIA Corp.*	172,772
32,400	ON Semiconductor Corp.*	218,700
5,100	Precision Castparts Corp.	623,169
19,400	SanDisk Corp.*	847,780
17,500	Seagate Technology*	219,625
11,300	Western Digital Corp.*	298,207
29,500	Xilinx, Inc.	823,640
23,300	Zebra Technologies Corp.*	639,352

		7,803,784

Energy Minerals – 1.3%
5,300	CONSOL Energy, Inc.	198,644
9,800	SM Energy Co.	405,916

		604,560

Finance – 7.2%
7,995	Eaton Vance Corp.	239,530
8,800	Endurance Specialty Holdings Ltd.	339,592
18,300	Genworth Financial, Inc.*	248,514
4,200	IntercontinentalExchange, Inc.*	443,604
11,800	Jefferies Group, Inc.	291,342
10,200	Lincoln National Corp.	265,608
10,600	Principal Financial Group, Inc.	271,466
18,800	T. Rowe Price Group, Inc.	906,724
29,000	TD Ameritrade Holding Corp.*	456,460

		3,462,840

Health Services – 4.5%
10,380	Cerner Corp.*	803,931
11,000	Laboratory Corporation of America Holdings*	802,780

Shares	Description	Value
Common Stocks – (continued)
Health Services – (continued)
24,300	Lincare Holdings, Inc.	$ 577,368

		2,184,079

Health Technology – 10.6%
6,540	Allergan, Inc.	399,332
11,080	C. R. Bard, Inc.	870,113
7,200	Charles River Laboratories International, Inc.*	223,776
15,500	DENTSPLY International, Inc.	465,310
18,100	Hill-Rom Holdings, Inc.	598,024
11,500	Illumina, Inc.*	515,545
1,600	Intuitive Surgical, Inc.*	525,392
5,200	Life Technologies Corp.*	223,548
13,300	Valeant Pharmaceuticals International*	749,056
9,900	Varian Medical Systems, Inc.*	546,480

		5,116,576

Industrial Services – 2.5%
7,800	Core Laboratories NV	602,550
5,000	FMC Technologies, Inc.*	316,400
7,086	Jacobs Engineering Group, Inc.*	259,135

		1,178,085

Process Industries – 6.9%
24,200	Crown Holdings, Inc.*	673,486
13,400	Nalco Holding Co.	326,826
10,400	PPG Industries, Inc.	722,488
15,336	Sigma-Aldrich Corp.	860,350
3,800	The Lubrizol Corp.	355,262
5,700	The Sherwin-Williams Co.	394,155

		3,332,567

Producer Manufacturing – 8.2%
9,000	Avery Dennison Corp.	322,650
5,700	Dover Corp.	273,429
5,400	Joy Global, Inc.	320,598
5,800	Lincoln Electric Holdings, Inc.	320,276
18,200	Masco Corp.	187,096
10,550	Parker Hannifin Corp.	655,366
58,000	The Manitowoc Co., Inc.	600,880
21,500	The Timken Co.	722,830
15,600	TRW Automotive Holdings Corp.*	547,404

		3,950,529

Retail Trade – 7.2%
3,800	AutoZone, Inc.*	803,966
21,900	Chico’s FAS, Inc.	205,203
5,400	Netflix, Inc.*	553,770
15,760	Nordstrom, Inc.	535,840
12,000	PetSmart, Inc.	372,600
5,700	Ross Stores, Inc.	300,162
7,900	The TJX Cos., Inc.	328,008
9,100	Tiffany & Co.	382,837

		3,482,386

Technology Services – 12.7%
17,800	Akamai Technologies, Inc.*	682,808
6,200	Alliance Data Systems Corp.*	356,376
22,700	BMC Software, Inc.*	807,666
18,800	Broadridge Financial Solutions, Inc.	381,640
22,500	CA, Inc.	440,100
4,900	Cognizant Technology Solutions Corp.*	267,344
19,200	McAfee, Inc.*	635,520
15,500	MICROS Systems, Inc.*	554,590
14,400	Red Hat, Inc.*	462,960
19,600	Rovi Corp.*	872,200
10,200	Teradata Corp.*	324,360

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Technology Services – (continued)
11,900	VeriSign, Inc.*	$ 334,985

		6,120,549

Transportation – 4.0%
11,000	Con-way, Inc.	370,590
23,800	Continental Airlines, Inc. Class B*	595,476
33,600	Delta Air Lines, Inc.*	399,168
14,500	Kansas City Southern*	532,150

		1,897,384

Utilities – 1.1%
35,300	CenterPoint Energy, Inc.	502,319

TOTAL COMMON STOCKS		$47,844,082

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.9%
Repurchase Agreement – 0.9%
State Street Bank & Trust Co.
$416,000	0.010%	08/02/10	$ 416,000
Maturity Value: $416,000

TOTAL INVESTMENTS – 100.4%			$48,260,082

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%			(178,854)

NET ASSETS – 100.0%			$48,081,228

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Repurchase agreement was entered into on July 30, 2010. This agreement was fully collateralized by $405,000 U.S. Treasury Note, 2.500%, due 04/30/15 with a market value of $425,412.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2010 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$43,623,716
Gross unrealized gain	6,674,107
Gross unrealized loss	(2,037,741)
Net unrealized security gain	$4,636,366

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE BOND FUND

Schedule of Investments

July 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 10.2%
Auto(a) – 1.3%
Citifinancial Auto Issuance Trust Series 2009-1, Class A2
$4,846,201	1.830%	11/15/12	$4,864,555
Hertz Vehicle Financing LLC Series 2005-1A, Class A5
3,180,000	5.080	11/25/11	3,202,860

			8,067,415

Commercial – 1.7%
ACLC Business Loan Receivables Trust Series 2002-1A, Class A2(a)
398,671	7.462	12/15/22	353,917
LB-UBS Commercial Mortgage Trust Series 2002-C1, Class A4
6,500,000	6.462	03/15/31	6,887,690
Small Business Administration Series 2006-P10B, Class 1
3,294,381	5.681	08/10/16	3,579,841

			10,821,448

Credit Card – 1.7%
Bank of America Credit Card Trust Series 2007-A12, Class A12(b)
2,100,001	0.541	01/15/13	2,100,115
Cabela’s Master Credit Card Trust Series 2005-1A, Class A1(a)
5,000,000	4.970	10/15/13	5,043,673
Citibank Credit Card Issuance Trust Series 2004, Class A8
3,600,000	4.900	12/12/16	4,019,931

			11,163,719

Equipment(a) – 0.2%
CIT Equipment Collateral Series 2010-VT1A, Class A2
1,400,000	1.510	05/15/12	1,401,893

Home Equity – 3.5%
Carrington Mortgage Loan Trust Series 2006-NC5, Class A1(b)
1,072,874	0.379	01/25/37	1,022,182
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5
3,185,995	5.407	06/25/32	3,037,298
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(b)
1,361,962	0.529	02/25/37	984,689
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2
1,173,343	3.750	09/25/33	1,108,064
Equity One ABS, Inc. Series 2004-2, Class AF5
450,000	5.199	07/25/34	438,910
Lehman XS Trust Series 2005-1, Class 1A4(b)
1,113,582	0.669	07/25/35	651,119
Renaissance Home Equity Loan Trust Series 2005-3, Class AF3
808,384	4.814	11/25/35	783,961
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4
1,125,000	5.140	11/25/35	820,610
Residential Asset Mortgage Products, Inc. Series 2003-RZ3, Class A6
2,789,145	3.400	03/25/33	2,616,430
Residential Asset Mortgage Products, Inc. Series 2003-RZ4, Class A6
4,000,000	5.490	10/25/33	3,183,784
Residential Funding Mortgage Securities I, Inc. Series 2000-HI2, Class AI5
984,730	8.850	03/25/25	969,649

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Residential Funding Mortgage Securities I, Inc. Series 2000-HI4, Class AI7
$1,020,777	8.480%	09/25/30	$ 863,919
Residential Funding Mortgage Securities II, Inc. Series 2003-HS3, Class AI3
411,628	4.470	07/25/18	412,382
SACO I Trust Series 2005-7 Class A(b)
384,758	0.889	09/25/35	313,348
Soundview Home Equity Loan Trust Series 2006-EQ1, Class A2(b)
449,546	0.439	10/25/36	439,215
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7
4,285,344	6.740	07/25/29	2,076,094
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A
2,721,624	5.250	06/25/35	2,233,569
Wells Fargo Home Equity Trust Series 2004-2, Class AI5(b)
700,000	4.890	05/25/34	696,566

			22,651,789

Manufactured Housing – 1.4%
Green Tree Financial Corp. Series 1993-4, Class A5
2,023,678	7.050	01/15/19	2,075,396
Green Tree Financial Corp. Series 1995-5, Class M1(b)
887,467	7.650	09/15/26	908,085
Green Tree Financial Corp. Series 1996-4, Class A7(b)
1,194,337	7.900	06/15/27	1,235,085
Green Tree Financial Corp. Series 1996-6, Class A6
302,848	7.950	09/15/27	311,824
Green Tree Financial Corp. Series 1997-3, Class A6
89,387	7.320	03/15/28	93,591
Green Tree Financial Corp. Series 1998-3, Class A5
780,510	6.220	03/01/30	810,225
Green Tree Financial Corp. Series 1998-3, Class A6(b)
537,303	6.760	03/01/30	558,510
Green Tree Financial Corp. Series 1999-1, Class M2(b)
162,060	7.340	11/01/28	2,987
Lehman Manufactured Housing Contract Series 2001-B, Class A3
471,712	4.350	05/15/14	480,710
Mid-State Trust Series 11, Class A1
379,846	4.864	07/15/38	368,059
Oakwood Mortgage Investors, Inc. Series 1996-C, Class A6
1,963,614	7.650	04/15/27	1,989,336

			8,833,808

Student Loans(b) – 0.4%
Brazos Higher Education Authority, Inc. Student Loan RB Taxable Series 2005, Class A-5 (Guaranteed Student Loans)(c)
293,591	1.309	12/01/40	289,187
Northstar Education Finance, Inc. Series 2005-1, Class A5
2,211,600	1.074	10/30/45	2,056,788

			2,345,975

TOTAL ASSET–BACKED SECURITIES			$65,286,047

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – 7.8%
Alabama – 0.2%
Montgomery Alabama Taxable GO Warrants Series 2005 (AGM)
$1,295,000	4.790%	04/01/15	$1,399,714

Alaska – 0.2%
Providence Alaska Health System Direct Obligation Series 2005
755,000	4.680	10/01/10	759,092
500,000	4.790	10/01/11	516,990

			1,276,082

California – 0.5%
Industry California Sales Tax RB Taxable Series 2005 (NATL-RE)
3,045,000	5.000	01/01/13	3,128,220

Florida – 0.3%
Inland Protection Financing Corp. Florida RB Build America Bonds Series 2010
2,000,000	4.700	07/01/19	2,069,100

Illinois – 0.4%
Will County Community Consolidated School District No. 30-C Troy Township Taxable GO Series 2007 (AGM)
1,100,000	5.650	10/01/18	1,204,775
Will County Illinois Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,042,650

			2,247,425

Indiana – 0.8%
Indiana Bond Bank RB Taxable School Severance Funding Series 2006-11 (XLCA)
2,715,000	5.500	07/15/11	2,852,162
2,190,000	5.650	07/15/13	2,464,560

			5,316,722

Maryland – 0.2%
Baltimore County Maryland GO Bonds Build America Bonds Consolidated Public Improvement Series 2009 B
1,000,000	5.000	11/01/23	1,038,160

Massachusetts – 0.5%
University of Massachusetts Building Authority RB Refunding Taxable Series 2006-2 (AMBAC)
255,000	5.360	05/01/11	263,752
2,485,000	5.430	05/01/12	2,668,716

			2,932,468

Missouri – 1.5%
Missouri Joint Municipal Electric Utility Commission Power Project RB Build America Bonds Series 2009
2,000,000	5.078	01/01/17	2,068,160
Missouri Joint Municipal Electric Utility Commission Power Project RB Taxable Series 2009 B
1,570,000	4.693	01/01/16	1,615,467
Missouri State Highways & Transit Commission State Road RB Build America Bonds Series 2010
2,800,000	4.820	05/01/23	2,866,864
New Liberty Hospital District RB Build America Bonds Series 2010 B
1,345,000	5.704	12/01/19	1,407,637

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis Package RB Series 2006 B (NATL-RE)
$1,560,000	5.020%	12/15/12	$ 1,641,198

			9,599,326

Nevada – 0.4%
Clark County Nevada Sales & Excise Tax RB Build America Bonds Series 2010 C
2,525,000	5.100	07/01/21	2,525,000

New Jersey – 0.2%
New Jersey Economic Development Authority RB Taxable Designated Industry Series 2004-A
1,000,000	5.200	03/01/14	1,080,380

New York – 1.2%
New York GO Build America Bonds Series 2010
2,000,000	4.908	06/01/21	2,026,380
1,055,000	5.008	06/01/22	1,066,953
New York State Housing Finance Agency Personal Income Tax RB Taxable Economic Development & Housing Series 2006 B
3,925,000	5.220	09/15/15	4,301,957

			7,395,290

Ohio – 0.3%
Ohio State GO Build America Bonds Taxable Conservation Project Direct Payment Series 2009 C
1,960,000	4.471	03/01/19	2,029,286

Oklahoma – 0.3%
Oklahoma State Capital Improvement Authority RB Taxable Oklahoma State Regents Series 2006 (NATL-RE)
2,000,000	5.160	07/01/13	2,195,520

Oregon – 0.1%
Multnomah County Oregon School District 1J Portland GO Bonds Refunding Taxable Series 2004
785,000	5.165	06/15/11	812,977

Rhode Island – 0.5%
Providence Rhode Island GO Bonds Refunding Taxable Series 2004 B (AGM)
710,000	4.960	07/15/14	754,084
Rhode Island Convention Center Authority RB Taxable Civic Center Series 2006 A (AGM)
2,155,000	5.810	05/15/16	2,343,950

			3,098,034

South Carolina – 0.2%
South Carolina State Public Service Authority RB Santee Cooper Taxable Series 2008 B
1,150,000	7.308	01/01/14	1,334,437

TOTAL TAXABLE MUNICIPAL BOND OBLIGATIONS			$49,478,141

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 34.4%
Collateralized Mortgage Obligations – 29.0%
ABN Amro Mortgage Corp. Series 2003-13, Class A2
$2,964,837	5.500%	02/25/18	$2,990,133
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
4,760,238	6.000	02/25/34	4,954,047
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
3,415,468	5.500	11/25/20	3,097,699
Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
717,304	6.000	04/25/36	649,744
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(b)
3,638,909	5.610	11/25/35	2,705,412
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2
1,274,016	5.250	01/25/34	1,197,318
Chase Mortgage Finance Corp. Series 2003-S13, Class A1
1,791,217	5.500	11/25/33	1,786,368
Citicorp Mortgage Securities, Inc. Series 2006-4, Class 3A1
649,571	5.500	08/25/21	637,118
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
2,363,514	6.750	08/25/34	2,406,681
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(b)
2,001,766	5.666	12/25/35	1,440,821
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(b)
1,048,624	5.58	04/25/37	622,398
Citigroup Mortgage Loan Trust, Inc. Series 2009-3, Class 2A1(a)
4,166,470	5.750	09/25/21	4,208,135
Citimortgage Alternative Loan Trust Series 2006-A3, Class 2A1
664,263	5.500	07/25/36	593,106
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
1,371,403	5.250	09/25/19	1,379,201
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
1,182,394	4.750	12/25/18	1,129,938
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
454,599	6.500	08/25/32	422,760
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
995,745	6.000	07/25/37	754,409
Countrywide Home Loans Series 2004-J1, Class 2A4
2,141,172	4.750	01/25/19	2,077,298
Countrywide Home Loans Trust Series 2005-27, Class 2A1
3,899,075	5.500	12/25/35	3,382,880
Countrywide Home Loans Trust Series 2005-6, Class 2A1
1,044,463	5.500	04/25/35	948,047
Countrywide Home Loans, Inc. Series 2003-J6, Class 1A1
3,613,045	5.500	08/25/33	3,687,438
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
1,361,739	5.250	07/25/33	1,267,939
CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
9,000,000	5.500	07/25/35	8,401,410
FHLMC REMIC PAC Series 1579, Class PM
523,225	6.700	09/15/23	530,201
FHLMC REMIC PAC Series 2103, Class TE
460,564	6.000	12/15/28	493,974
FHLMC REMIC PAC Series 2110, Class PG
2,366,245	6.000	01/15/29	2,576,629
FHLMC REMIC PAC Series 2633, Class PC
427,909	4.500	07/15/15	429,385

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC PAC Series 2640, Class DR
$2,000,000	4.000%	08/15/17	$2,071,633
FHLMC REMIC PAC Series 2716, Class DT
962,753	5.000	02/15/30	989,220
FHLMC REMIC PAC Series 2760, Class EC
4,050,000	4.500	04/15/17	4,278,294
FHLMC REMIC PAC Series 2836, Class XQ
432,502	4.500	09/15/27	442,837
FHLMC REMIC PAC Series 2907, Class HC
1,682,188	5.000	06/15/27	1,737,131
FHLMC REMIC PAC Series 3259, Class EA
215,345	5.000	05/15/27	216,285
FHLMC REMIC Series 2391, Class Z
5,756,618	6.000	12/15/31	6,310,175
FHLMC REMIC Series 2508, Class OY
1,438,167	4.500	10/15/17	1,541,866
FHLMC REMIC Series 2603, Class C
2,620,000	5.500	04/15/23	2,945,403
FHLMC REMIC Series 2677, Class BC
800,000	4.000	09/15/18	854,516
FHLMC REMIC Series 2840, Class JL
1,854,346	4.500	06/15/23	1,949,012
FHLMC REMIC Series 2890, Class KB
3,115,000	4.500	02/15/19	3,350,461
FHLMC REMIC TAC Series 2658, Class A
1,837,433	4.500	08/15/18	1,896,057
First Horizon Alternative Mortgage Securities Series 2004-FA2, Class 1A1
1,668,742	6.000	01/25/35	1,677,182
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
5,520,616	5.500	05/25/35	4,557,274
FNMA REMIC FNIC PAC Series 2001-45, Class WG
912,808	6.500	09/25/31	1,023,489
FNMA REMIC PAC Series 2003-1, Class PG
2,422,244	5.500	09/25/31	2,517,954
FNMA REMIC PAC Series 2003-117, Class KB
3,000,000	6.000	12/25/33	3,423,909
FNMA REMIC PAC Series 2003-14, Class AP
344,145	4.000	03/25/33	371,706
FNMA REMIC PAC Series 2004-53, Class NC
3,360,000	5.500	07/25/24	3,614,367
FNMA REMIC Series 2002-73, Class OE
4,019,000	5.000	11/25/17	4,332,984
FNMA REMIC Series 2002-82, Class XE
3,205,000	5.000	12/25/17	3,492,995
FNMA REMIC Series 2003-83, Class PG
700,000	5.000	06/25/23	761,962
FNMA REMIC Series 2003-84, Class PG
540,000	5.000	03/25/32	587,209
FNMA Series 2003-W6, Class 2A32
473,817	6.500	09/25/42	531,231
GNMA Series 1998-12, Class EB
771,924	6.500	05/20/28	794,202
Impac CMB Trust Series 2004-4, Class 2A2
5,835,540	4.952	09/25/34	5,150,909
Impac Secured Assets Corp. Series 2004-2, Class A6
1,681,508	5.458	08/25/34	1,602,432

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
$4,228,740	6.000%	03/25/36	$3,329,511
JPMorgan Mortgage Trust Series 2005-S3, Class 1A20
5,000,000	5.500	01/25/36	4,277,850
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(b)
1,000,000	5.976	04/25/37	835,426
Master Alternative Loans Trust Series 2004-4, Class 1A1
767,212	5.500	05/25/34	811,051
Master Alternative Loans Trust Series 2004-4, Class 8A1
2,641,392	6.500	05/25/34	2,785,839
Master Asset Securitization Trust Series 2003-7, Class 1A1
1,465,639	5.500	09/25/33	1,495,450
Master Asset Securitization Trust Series 2004-3, Class 5A1
188,284	6.250	01/25/32	190,035
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(b)
4,038,678	5.582	11/25/35	2,698,309
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
4,403,222	6.000	08/25/37	3,459,457
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(b)
5,764,974	6.06	11/25/21	4,802,604
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(b)
466,949	5.380	07/25/35	430,324
Residential Accredit Loans, Inc. Series 2003-QS7, Class A2
2,946,948	4.750	04/25/33	2,987,875
Residential Accredit Loans, Inc. Series 2004-QS2, Class CB
4,340,964	5.750	02/25/34	4,208,001
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(b)
876,233	0.829	07/25/35	719,618
Residential Asset Securitization Trust Series 2004-A6, Class A1
4,430,413	5.000	08/25/19	4,277,041
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AIII
1,381,280	6.000	05/25/33	1,301,943
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
770,866	5.000	05/25/18	792,795
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
2,047,660	5.500	11/25/35	1,843,856
Residential Funding Mortgage Securities I, Inc. Series 2005-S9, Class A5
3,703,695	5.750	12/25/35	3,331,537
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
3,996,776	5.500	12/25/21	4,090,660
Structured Asset Mortgage Investments, Inc. Series 2007-AR3, Class 1A1(b)
478,256	0.429	09/25/47	475,252
Structured Asset Securities Corp. Series 2003-20, Class 1A1
4,369,947	5.500	07/25/33	4,468,949
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(b)
1,958,195	2.587	11/25/33	1,718,937
Structured Asset Securities Corp. Series 2004-11XS, Class 1A4B
3,709,147	5.710	06/25/34	3,392,538
Structured Asset Securities Corp. Series 2005-6, Class 5A2
885,298	5.000	05/25/35	881,818

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
$3,169,055	5.500%	06/25/20	$ 3,089,343
Washington Mutual MSC Mortgage Pass-Through Series 2002-MS2, Class 3A1
240,828	6.500	05/25/32	244,781
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
1,029,790	5.000	06/25/18	1,063,683
Wells Fargo Mortgage Backed Securities Trust Series 2005-1, Class 3A1
610,791	5.250	01/25/20	620,979
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15, Class 1A2(b)
1,521,590	5.093	09/25/35	1,457,085
Wells Fargo Mortgage Backed Securities Trust Series 2006-12, Class A5
500,000	6.000	10/25/36	238,956
Wells Fargo Mortgage Backed Securities Trust Series 2007-2, Class 3A5
1,000,000	5.250	03/25/37	844,551

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$184,959,238

Commercial Mortgage Obligations – 1.9%
GNMA Series 2002-62, Class B
$ 88,513	4.763%	01/16/25	$ 89,058
GNMA Series 2003-16, Class B
3,580,000	4.490	08/16/25	3,825,581
GNMA Series 2003-38, Class JC(b)
427,040	7.005	08/16/42	496,030
GNMA Series 2004-45, Class A
2,038,757	4.020	12/16/21	2,087,186
GNMA Series 2004-60, Class C(b)
5,000,000	5.240	03/16/28	5,365,790

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS			$ 11,863,645

Mortgage-Backed Pass-Through Obligations – 3.5%
FHLMC
$ 104,981	8.500%	02/01/19	$ 113,499
123,532	8.500	03/01/21	136,815
756,950	7.000	05/01/26	858,434
39,081	7.000	10/01/30	44,469
106,823	7.500	12/01/30	122,213
190,214	7.500	01/01/31	217,617
383,968	7.000	08/01/31	437,140
4,253,839	5.000	05/01/33	4,552,662
817,332	2.672 (b)	05/01/34	848,962
2,137,822	5.268 (b)	01/01/36	2,282,087
FNMA
78,577	6.000	12/01/13	81,982
38,894	6.500	07/01/14	41,919
81,513	9.000	11/01/21	90,034
73,309	6.500	08/01/24	81,186
93,305	9.000	02/01/25	107,085
17,600	6.500	03/01/26	19,478
31,342	8.000	07/01/28	36,188
155,486	6.500	10/01/28	173,733

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2010 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – (continued)
FNMA – (continued)
$ 97,019	2.580	%(b)	12/01/28	$ 100,954
56,999	6.500		01/01/29	63,688
80,770	6.000		07/01/29	89,454
105,709	7.500		09/01/29	120,805
90,634	7.000		03/01/31	102,980
47,182	7.500		03/01/31	53,953
294,783	7.000		11/01/31	335,139
544,472	7.000		01/01/32	619,011
1,292,220	6.000		12/01/32	1,427,513
434,798	5.279	(b)	02/01/33	462,798
1,601,209	5.000		07/01/33	1,714,191
710,111	5.189	(b)	10/01/34	745,772
1,825,119	5.088	(b)	02/01/35	1,952,254
GNMA
223,166	8.000		02/15/22	260,063
94,439	7.500		08/20/25	108,118
415,797	7.500		07/20/26	475,984
505,990	6.500		04/15/31	569,075
468,380	6.500		05/15/31	526,776
2,161,917	5.500		04/15/33	2,367,102

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS				$ 22,341,133

TOTAL MORTGAGE-BACKED OBLIGATIONS				$219,164,016

Corporate Obligations – 26.0%
Aerospace/Defense – 0.9%
Goodrich Corp.
$1,000,000	4.875%		03/01/20	$ 1,086,389
Lockheed Martin Corp.
1,972,000	6.150		09/01/36	2,278,121
United Technologies Corp.
2,000,000	5.700		04/15/40	2,236,118

				5,600,628

Beverages – 0.7%
Anheuser-Busch Cos., Inc.
1,500,000	5.600		03/01/17	1,681,476
PepsiCo, Inc.
2,500,000	4.500		01/15/20	2,687,247

				4,368,723

Cable TV – 0.8%
Comcast Corp.
1,500,000	5.700		07/01/19	1,676,706
1,250,000	6.400		05/15/38	1,379,184
Time Warner Cable, Inc.
2,000,000	6.200		07/01/13	2,255,814

				5,311,704

Chemicals – 0.2%
E.I. du Pont de Nemours and Co.
1,000,000	3.250		01/15/15	1,052,929

Commercial Banks – 2.4%
Barclays Bank PLC
2,000,000	5.125		01/08/20	2,074,538

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Commercial Banks – (continued)
Credit Suisse AG
$3,000,000	5.400%	01/14/20	$ 3,162,774
Credit Suisse New York
1,500,000	5.000	05/15/13	1,624,025
KeyBank NA
2,540,000	5.800	07/01/14	2,762,382
Wachovia Bank NA
2,000,000	5.000	08/15/15	2,157,458
Wells Fargo Bank NA
3,125,000	4.750	02/09/15	3,326,525

			15,107,702

Communications Equipment – 0.4%
Cisco Systems, Inc.
2,500,000	4.450	01/15/20	2,677,135

Computers – 0.2%
Intuit, Inc.
1,000,000	5.400	03/15/12	1,059,992

Diversified Manufacturing – 0.7%
GE Capital Trust I(b)
3,525,000	6.375	11/15/67	3,348,750
Ingersoll-Rand Global Holding Co. Ltd.
1,000,000	9.500	04/15/14	1,235,214

			4,583,964

Electric – 2.6%
Columbus Southern Power Co.
2,870,000	5.850	10/01/35	3,055,781
Connecticut Light & Power Co.
415,000	5.650	05/01/18	468,810
Duke Energy Corp.
1,525,000	5.300	10/01/15	1,742,535
Exelon Generation Co. LLC
1,470,000	5.350	01/15/14	1,609,721
PacifiCorp
2,400,000	5.650	07/15/18	2,790,122
PSE&G Power LLC
1,485,000	5.000	04/01/14	1,611,424
San Diego Gas & Electric Co.
1,585,000	5.300	11/15/15	1,824,625
Southern California Edison Co.
3,000,000	5.500	03/15/40	3,281,070

			16,384,088

Financial – 6.0%
Bank One Corp.
1,000,000	8.530	03/01/19	1,211,977
Bear Stearns Companies, Inc.
1,000,000	7.250	02/01/18	1,191,451
Citigroup, Inc.
2,750,000	6.010	01/15/15	2,961,830
Equitable Life Assurance Society of the United States(a)
6,220,000	7.700	12/01/15	6,966,120
JPMorgan Chase & Co.
1,250,000	6.000	01/15/18	1,410,845
Merrill Lynch & Co., Inc.
3,500,000	5.450	02/05/13	3,733,068

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Financial – (continued)
Merrill Lynch & Co., Inc. – (continued)
$1,270,000	6.875%	04/25/18	$ 1,416,909
Metropolitan Life Insurance Co.(a)
6,395,000	7.700	11/01/15	7,520,840
Morgan Stanley & Co.
2,600,000	6.625	04/01/18	2,827,679
National Rural Utilities Cooperative Finance Corp.
1,550,000	5.450	04/10/17	1,752,599
Reed Elsevier Capital, Inc.
1,800,000	6.750	08/01/11	1,885,644
SunTrust Capital VIII(b)
2,670,000	6.100	12/15/36	2,223,309
TD Ameritrade Holding Corp.
2,750,000	4.150	12/01/14	2,872,292

			37,974,563

Food – 0.2%
Kraft Foods, Inc.
1,000,000	6.875	02/01/38	1,187,323

Health Care Equipment & Supplies – 0.5%
Baxter International, Inc.
2,650,000	5.375	06/01/18	3,047,757

Industrial – 0.3%
Receipts on Corporate Securities Trust NSC-1998-1
2,140,472	6.375	05/15/17	2,228,552

Insurance – 0.8%
Aegon NV
2,650,000	4.625	12/01/15	2,752,735
Reinsurance Group of America, Inc.
2,000,000	6.450	11/15/19	2,165,966

			4,918,701

Multimedia – 0.7%
CBS Corp.
2,600,000	8.200	05/15/14	3,089,926
The McGraw-Hill Companies, Inc.
1,000,000	5.375	11/15/12	1,062,470

			4,152,396

Oil & Gas – 2.2%
Apache Corp.
1,250,000	7.375	08/15/47	1,616,526
BP Capital Markets PLC
1,765,000	3.875	03/10/15	1,687,268
Tosco Corp.
2,095,000	8.125	02/15/30	2,797,189
Valero Energy Corp.
2,000,000	6.875	04/15/12	2,148,422
XTO Energy, Inc.
5,000,000	6.250	08/01/17	6,027,330

			14,276,735

Pharmaceuticals – 0.3%
Express Scripts, Inc.
2,000,000	5.250	06/15/12	2,136,422

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Real Estate – 1.4%
AMB Property LP
$2,000,000	6.125%	12/01/16	$ 2,156,804
Hospitality Properties Trust
1,240,000	6.300	06/15/16	1,279,025
ProLogis
2,280,000	5.250	11/15/10	2,282,212
Simon Property Group LP
1,000,000	6.750	05/15/14	1,137,232
2,000,000	4.200	02/01/15	2,126,096

			8,981,369

Retail – 0.2%
Wal-Mart Stores, Inc.
1,250,000	6.200	04/15/38	1,465,106

Software – 0.4%
Adobe Systems, Inc.
2,700,000	4.750	02/01/20	2,802,395

Sovereign Agency – 0.3%
Resolution Funding Corp.
1,500,000	8.125	10/15/19	2,065,151

Telecommunications – 0.8%
AT&T, Inc.
2,320,000	2.500	08/15/15	2,332,347
Telefonica Emisiones SAU
2,635,000	3.729	04/27/15	2,701,824

			5,034,171

Utilities – 1.3%
GTE Corp.
5,310,000	6.840	04/15/18	6,182,810
Pacific Gas & Electric Co.
2,000,000	6.350	02/15/38	2,348,732

			8,531,542

Yankee – 1.8%
BHP Billiton Finance USA Ltd.
750,000	6.750	11/01/13	867,267
955,000	5.250	12/15/15	1,094,193
Canadian National Railway Co.
1,190,000	6.200	06/01/36	1,404,038
Swiss Bank Corp.
7,335,000	7.375	06/15/17	8,162,124

			11,527,622

TOTAL CORPORATE OBLIGATIONS			$166,476,670

U.S. Government Agency Obligations – 12.9%
FFCB
$5,000,000	2.625%	04/17/14	$ 5,238,450
6,135,000	4.500	05/06/14	6,848,231
2,860,000	5.190	04/22/21	3,290,061
FHLB
5,000,000	1.750	08/22/12	5,105,590
5,000,000	4.500	09/16/13	5,530,460
1,915,000	5.375	08/15/24	2,226,180
2,650,000	7.125	02/15/30	3,548,005

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligations – (continued)
FHLMC
$5,000,000	1.750%	06/15/12	$ 5,102,840
5,000,000	1.625	04/15/13	5,097,040
41,791	6.000	12/01/13	44,272
3,110,000	2.875	02/09/15	3,278,690
3,563,000	3.050	02/24/15	3,568,975
5,000,000	5.000	02/16/17	5,790,815
2,500,000	6.750	03/15/31	3,348,392
FNMA
4,000,000	1.300	05/25/12	4,025,268
5,000,000	1.750	02/22/13	5,112,355
3,000,000	1.750	05/07/13	3,066,477
3,000,000	4.625	10/15/14	3,378,606
4,500,000	5.000	02/13/17	5,200,272
3,000,000	5.000	05/11/17	3,476,079

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$82,277,058

Government Guarantee Obligations(d) – 2.1%
Citigroup Funding, Inc.
$5,000,000	1.875%	10/22/12	$ 5,116,380
Morgan Stanley & Co.
2,800,000	2.250	03/13/12	2,872,621
Oriental Bank & Trust
3,000,000	2.750	03/16/12	3,086,490
U.S. Bancorp
2,000,000	2.250	03/13/12	2,051,872

TOTAL U.S. GOVERNMENT GUARANTEE OBLIGATIONS			$13,127,363

U.S. Treasury Obligations – 3.5%
United States Treasury Bonds
$2,150,000	5.375%	02/15/31	$ 2,641,812
5,000,000	4.500	02/15/36	5,482,030
United States Treasury Notes
5,000,000	3.125	09/30/13	5,351,170
3,450,000	1.500	12/31/13	3,510,644
5,000,000	2.750	11/30/16	5,178,515

TOTAL U.S. TREASURY OBLIGATIONS			$22,164,171

Shares	Description	Rate	Value
Investment Company – 0.8%
Vanguard Long-Term Investment Grade Fund
506,527		5.420%	$ 4,842,401

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investments(e) – 2.0%
Repurchase Agreement – 2.0%
State Street Bank & Trust Co.
$13,100,000	0.010%	08/02/10	$ 13,100,000
Maturity Value: $13,100,011

TOTAL INVESTMENTS – 99.7%			$635,915,867

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%			1,686,615

NET ASSETS – 100.0%			$637,602,482

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $34,546,682, which represents approximately 5.4% of net assets as of July 31, 2010.

(b)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2010.

(c)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(e)	Repurchase agreement was entered into on July 30, 2010. This agreement was fully collateralized by $12,725,000 U.S. Treasury Note, 2.500%, due 04/30/15 with a market value of $13,366,340.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNIC	— Financial Network Investment Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
MSC	— Mortgage Securities Corp.
NATL-RE	— Insured by National Reinsurance Corp.
PAC	— Planned Amortization Class
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
TAC	— Targeted Amortization Class
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2010 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$597,461,410
Gross unrealized gain	48,003,790
Gross unrealized loss	(9,549,333)
Net unrealized security gain	$38,454,457

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

July 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 1.8%
Commercial – 1.1%
Small Business Administration Series 2006-P10B, Class 1
$1,317,753	5.681%	08/10/16	$1,431,937

Home Equity(a) – 0.7%
Argent Securities, Inc. Series 2004-W5, Class AV3B
778,639	0.779	04/25/34	587,486
Lehman XS Trust Series 2005-7N, Class 1A1A
368,206	0.599	12/25/35	236,554

			824,040

TOTAL ASSET-BACKED SECURITIES			$2,255,977

Mortgage-Backed Obligations – 31.1%
Collateralized Mortgage Obligations – 24.3%
ABN Amro Mortgage Corp. Series 2003-11, Class A9
$ 251,000	6.000%	10/25/33	$ 252,255
American Home Mortgage Investment Trust Series 2004-3, Class 6A4
533,206	5.010	10/25/34	486,687
Bank of America Funding Corp. Series 2004-A, Class 1A3(a)
131,744	4.952	09/20/34	135,865
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)
286,708	2.986	09/25/34	263,399
Countrywide Alternative Loan Trust Series 2003-21T1, Class A2
1,527,286	5.250	12/25/33	1,546,615
Countrywide Alternative Loan Trust Series 2004-29CB, Class A7
500,000	5.375	01/25/35	459,677
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
463,364	4.750	12/25/18	442,808
Countrywide Home Loans, Inc. Series 2002-34, Class A14
502,846	4.750	01/25/33	506,856
Countrywide Home Loans, Inc. Series 2002-35, Class 3A1
76,691	5.000	02/25/18	79,035
Countrywide Home Loans, Inc. Series 2003-HYB3, Class 7A1(a)
504,993	3.069	11/19/33	493,713
FHLMC PAC Series 023, Class PK
441,790	6.000	11/25/23	465,428
FHLMC REMIC PAC Series 041, Class F
72,191	10.000	05/15/20	79,617
FHLMC REMIC PAC Series 159, Class H
31,733	4.500	09/15/21	31,789
FHLMC REMIC PAC Series 2022, Class PE
107,353	6.500	01/15/28	119,020
FHLMC REMIC PAC Series 2109, Class PE
361,037	6.000	12/15/28	393,961
FHLMC REMIC PAC Series 2345, Class PQ
49,463	6.500	08/15/16	53,291
FHLMC REMIC PAC Series 2522, Class PE
562,614	5.500	03/15/22	593,596
FHLMC REMIC PAC Series 2524, Class PD
432,119	5.500	12/15/31	450,908
FHLMC REMIC PAC Series 2594, Class OR
127,920	4.250	06/15/32	130,034
FHLMC REMIC PAC Series 2628, Class PV
104,098	3.750	10/15/16	104,444

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC PAC Series 2668, Class OE
$ 725,000	5.000%	10/15/28	$ 753,850
FHLMC REMIC PAC Series 2695, Class AT
270,737	4.000	10/15/26	273,363
FHLMC REMIC PAC Series 2698, Class LE
88,874	5.500	02/15/29	88,882
FHLMC REMIC PAC Series 2760, Class EC
1,000,000	4.500	04/15/17	1,056,369
FHLMC REMIC PAC Series 2763, Class PC
387,432	4.500	08/15/16	392,388
FHLMC REMIC PAC Series 2765, Class JN
322,827	4.000	05/15/19	325,265
FHLMC REMIC PAC Series 2904, Class PB
434,142	5.500	03/15/28	437,644
FHLMC REMIC PAC Series 3028, Class MC
2,000,000	5.000	06/15/29	2,094,575
FHLMC REMIC PAC Series 3059, Class CD
945,000	5.000	04/15/31	1,012,715
FHLMC REMIC PAC Series 3079, Class MA
191,129	5.000	11/15/24	191,986
FHLMC REMIC PAC Series 3117, Class PC
641,363	5.000	06/15/31	668,912
FHLMC REMIC Series 2534, Class HB
800,000	5.000	10/15/16	819,673
FHLMC REMIC Series 2584, Class LX
154,206	5.500	12/15/13	156,333
FHLMC REMIC Series 2619, Class YP
393,509	3.500	03/15/16	397,246
FHLMC REMIC Series 2642, Class DA
802,837	5.000	05/15/22	843,063
FHLMC REMIC Series 2664, Class MA
585,752	5.000	04/15/30	598,888
FHLMC REMIC Series 2830, Class DA
596,803	5.000	07/15/19	606,412
FHLMC REMIC Series 2972, Class CA
611,393	4.500	05/15/20	644,030
FHLMC REMIC Series 3131, Class BA
343,817	5.500	11/15/24	360,500
FHLMC REMIC Series 3146, Class GA
381,859	5.500	11/15/24	400,953
FNMA REMIC PAC Series 1992, Class 89 Principal-Only Stripped Security(b)
37,966	0.000	06/25/22	35,774
FNMA REMIC PAC Series 1992-129, Class L
231,782	6.000	07/25/22	250,035
FNMA REMIC PAC Series 1993-132, Class A Principal-Only Stripped Security(b)
18,577	0.000	10/25/22	18,424
FNMA REMIC PAC Series 1998-36, Class J
135,930	6.000	07/18/28	145,315
FNMA REMIC PAC Series 2001-71, Class MB
282,620	6.000	12/25/16	307,726
FNMA REMIC PAC Series 2003-117, Class KB
556,000	6.000	12/25/33	634,564
FNMA REMIC PAC Series 2003-14, Class AP
462,716	4.000	03/25/33	499,773
FNMA REMIC PAC Series 2003-29, Class QE
756,618	5.000	04/25/16	761,843
FNMA REMIC PAC Series 2005-102, Class PB
305,888	5.000	03/25/27	309,093
FNMA REMIC Series 1991-137, Class H
105,551	7.000	10/25/21	119,598

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC Series 1993-182, Class FA(a)
$ 35,160	2.400%	09/25/23	$ 35,154
FNMA REMIC Series 1993-183, Class K
7,580	6.500	07/25/23	7,580
FNMA Series 2003-W17, Class 1A6
81,464	5.310	08/25/33	87,777
GNMA Series 1998-12, Class EB
192,980	6.500	05/20/28	198,550
GNMA Series 2001-53, Class F(a)
37,752	0.688	10/20/31	37,754
GSR Mortgage Loan Trust Series 2003-6F, Class A1
420,330	3.000	09/25/32	411,376
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)
1,070,000	5.002	01/25/36	694,695
Indymac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)
495,070	5.546	10/25/34	444,703
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
582,076	2.975	04/21/34	577,918
Master Asset Securitization Trust Series 2003-6, Class 9A1
188,786	4.250	07/25/33	186,464
Master Asset Securitization Trust Series 2004-3, Class 5A1
89,537	6.250	01/25/32	90,370
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)
108,145	4.070	09/25/34	105,212
Residential Accredit Loans, Inc. Series 2004-QS5, Class A5
444,684	4.750	04/25/34	433,777
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
299,448	5.000	05/25/18	307,967
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
38,709	6.250	12/25/23	39,627
Sequoia Mortgage Trust Series 10, Class 1A(a)
199,308	0.738	10/20/27	182,960
Sequoia Mortgage Trust Series 2003-2, Class A1(a)
351,353	0.998	06/20/33	310,069
Structured Asset Securities Corp. Series 2003-20, Class 1A1
1,142,145	5.500	07/25/33	1,168,021
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)
1,203,294	2.493	10/25/33	1,138,140
Vendee Mortgage Trust Series 1996-2, Class 1Z
241,890	6.750	06/15/26	277,645
Washington Mutual MSC Mortgage Pass-Through Series 2002-MS8, Class 4A5
270,907	5.750	12/25/32	261,476
Washington Mutual MSC Mortgage Pass-Through Series 2003-MS4, Class 2A3
361,208	5.000	02/25/33	361,343
Wells Fargo Alternative Loan Trust Series 2003-1, Class 2A1
851,293	5.750	09/25/18	864,401
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
185,362	5.000	06/25/18	191,463

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$30,708,632

Commercial Mortgage Obligations – 3.1%
GNMA REMIC Series 2004-51, Class A
$ 82,343	4.145%	02/16/18	$ 82,741
GNMA Series 2004-09, Class A
63,480	3.360	08/16/22	63,489

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage Obligations – (continued)
GNMA Series 2004-20, Class C
$1,700,000	4.430%		04/16/34	$ 1,809,396
GNMA Series 2004-45, Class A
764,534	4.020		12/16/21	782,695
GNMA Series 2004-60, Class C(a)
1,150,000	5.240		03/16/28	1,234,132

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS				$ 3,972,453

Mortgage-Backed Pass-Through Obligations – 3.7%
FHLMC
136,077	5.500		08/01/17	147,406
352,922	5.500		09/01/21	382,745
100,312	6.000		10/01/23	109,454
541,044	5.000		05/01/27	578,520
FNMA
89,931	6.500		09/01/13	97,738
134,534	10.500		11/01/15	146,625
132,583	6.000		07/01/16	144,222
530,523	5.500		05/01/19	575,188
532,077	5.500		06/01/20	576,873
6,995	5.195	(a)	08/01/23	7,268
3,763	9.000		07/01/24	3,795
11,482	2.580	(a)	12/01/28	11,947
89,328	7.000		11/01/31	101,557
652,039	6.000		07/01/33	720,306
676,127	3.030	(a)	02/01/34	700,114
331,120	5.189	(a)	10/01/34	347,749
GNMA
8,709	8.000		07/15/17	10,264
1,027	3.125	(a)	12/20/24	1,055
15,960	4.375	(a)	04/20/26	16,531
14,671	3.625	(a)	08/20/26	15,118
17,233	3.375	(a)	01/20/28	17,694

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS				$ 4,712,169

TOTAL MORTGAGE-BACKED OBLIGATIONS				$39,393,254

Government Guarantee Obligations(c) – 7.4%
Citibank NA
$ 900,000	1.375%		08/10/11	$ 908,575
GMAC, Inc.
1,000,000	2.200		12/19/12	1,032,292
JPMorgan Chase & Co.
800,000	3.125		12/01/11	827,550
Keybank National Association
400,000	3.200		06/15/12	418,840
Morgan Stanley & Co.
800,000	2.900		12/01/10	806,973
750,000	2.250		03/13/12	769,452
Regions Bank
1,000,000	3.250		12/09/11	1,036,776
U.S. Bancorp
750,000	2.250		03/13/12	769,452
1,000,000	1.800		05/15/12	1,019,704
U.S. Central Credit Union
900,000	1.900		10/19/12	921,577

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Government Guarantee Obligations – (continued)
Wells Fargo & Co.
$ 800,000	3.000%	12/09/11	$ 827,508

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$9,338,699

U.S. Government Agency Obligations – 41.8%
FFCB
$ 237,000	6.890%	09/13/10	$ 238,818
1,000,000	3.875	10/07/13	1,088,219
1,600,000	2.625	04/17/14	1,676,304
1,170,000	3.000	09/22/14	1,241,314
150,000	4.700	08/10/15	170,442
250,000	7.000	09/01/15	307,794
500,000	6.125	12/29/15	604,975
FHLB
750,000	5.000	03/11/11	770,097
1,640,000	3.375	06/24/11	1,682,169
1,250,000	4.750	12/09/11	1,320,431
1,000,000	3.500	03/08/13	1,066,780
1,500,000	5.125	08/14/13	1,686,087
1,000,000	3.625	10/18/13	1,082,107
1,560,000	5.250	06/18/14	1,793,927
1,000,000	5.250	09/12/14	1,145,861
250,000	5.375	05/15/19	292,193
FHLMC
3,700,000	5.000	10/18/10	3,736,175
1,575,000	2.125	09/21/12	1,621,245
1,500,000	4.625	10/25/12	1,628,784
1,800,000	1.625	04/15/13	1,834,934
1,500,000	4.000	06/12/13	1,625,215
1,560,000	2.500	01/07/14	1,629,459
1,600,000	2.500	04/23/14	1,670,421
790,000	5.000	07/15/14	896,069
1,000,000	4.500	01/15/15	1,126,323
1,200,000	2.875	02/09/15	1,265,089
FNMA
1,000,000	6.000	05/15/11	1,044,554
1,000,000	6.125	03/15/12	1,089,446
2,000,000	3.625	02/12/13	2,138,428
1,500,000	4.375	03/15/13	1,636,461
1,600,000	2.500	05/15/14	1,666,563
2,000,000	3.000	09/16/14	2,120,620
1,250,000	4.625	10/15/14	1,407,752
2,000,000	2.625	11/20/14	2,098,600
1,800,000	5.000	04/15/15	2,071,012
1,150,000	1.000 (d)	06/23/15	1,152,562
1,250,000	2.375	07/28/15	1,284,880
1,000,000	4.375	10/15/15	1,123,624
Tennessee Valley Authority
900,000	6.790	05/23/12	998,455

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$53,034,189

U.S. Treasury Obligations – 14.2%
United States Treasury Inflation Protected Securities
$1,213,420	3.000%	07/15/12	$ 1,290,776
1,180,750	2.000	01/15/14	1,259,805
1,157,430	2.000	07/15/14	1,242,520
United States Treasury Notes
2,000,000	5.125	06/30/11	2,087,344
435,000	4.500	04/30/12	465,688
1,800,000	1.375	09/15/12	1,829,812
2,400,000	1.375	11/15/12	2,440,874
1,200,000	1.750	04/15/13	1,232,256
1,200,000	1.750	03/31/14	1,229,156
1,700,000	2.375	10/31/14	1,773,710

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
United States Treasury Notes – (continued)
$1,200,000	2.250%	01/31/15	$ 1,243,406
1,800,000	2.125	05/31/15	1,850,202

TOTAL U.S. TREASURY OBLIGATIONS			$ 17,945,549

Short-term Investment(e) – 3.7%
Repurchase Agreement – 3.7%
State Street Bank & Trust Co.
$4,701,000	0.010%	08/02/10	$ 4,701,000
Maturity Value: $4,701,004

TOTAL INVESTMENTS – 100.0%			$126,668,668

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			29,332

NET ASSETS – 100.0%			$126,698,000

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2010.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at July 31, 2010.

(e)	Repurchase agreement was entered into on July 30, 2010. This agreement was fully collateralized by $4,565,000 U.S. Treasury Note, 2.500%, due 04/30/15 with a market value of $4,795,076.

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
MSC	— Mortgage Securities Corp.
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2010 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$122,874,094
Gross unrealized gain	4,752,051
Gross unrealized loss	(957,477)
Net unrealized security gain	$3,794,574

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 92.4%
Alabama – 1.4%
Alabama Drinking Water Finance Authority Revenue Bonds (Revolving Funding Program) Series A (AMBAC) (NR/NR)
$ 760,000	4.700%	08/15/11	$ 762,006
Birmingham AL GO Bonds (Refunding Warrants) Series B (AGM) (AAA/Aa2)
650,000	5.500	07/01/12	692,731
Birmingham AL Special Care Facilities Financing Authority Revenue Bonds (Children’s Hospital) Series B (AMBAC) (A/A3)
1,005,000	5.000	06/01/16	1,063,612
Cullman AL GO Bonds (Warrants) Series 2007 (AGM) (AAA/Aa3)
65,000	4.500	07/01/23	67,038

			2,585,387

Alaska – 0.6%
Alaska Industrial Development & Export Authority Revenue Bonds (Refunding Greater Fairbanks) Series C (A/NR)
1,050,000	4.500	04/01/18	1,081,490

Arizona – 11.1%
Arizona Health Facilities Authority Healthcare & Education Facilities Revenue Bonds (Kirksville College) (A-/NR)
700,000	4.700	01/01/21	717,640
750,000	4.750	01/01/22	767,115
1,000,000	5.000	01/01/25	1,022,560
Arizona School Facilities Board Certificates of Participation (A+/A1)
2,810,000	5.125	09/01/21	3,032,271
Arizona School Facilities Board Certificates of Participation Series A (NATL-RE) (A+/Aa3)
1,000,000	5.000	09/01/13	1,102,880
Arizona State University Energy Management LLC Revenue Bonds (Tempe Campus II) Series 2009 (AA-/A1)
1,020,000	5.000	07/01/13	1,119,379
2,000,000	5.000	07/01/14	2,242,060
Glendale AZ Industrial Development Authority Revenue Bonds (Midwestern University) (A-/NR)
1,500,000	5.000	05/15/30	1,498,020
Glendale AZ Industrial Development Authority Revenue Bonds (Refunding Midwestern University) (A-/NR)
1,200,000	5.250	05/15/19	1,322,208
500,000	5.250	05/15/22	541,105
Pinal County AZ Unified School District No.1 Florence GO Bonds (School Improvement Project of 2006) Series C (A/NR)
860,000	5.000	07/01/17	955,804
335,000	5.000	07/01/18	370,416
350,000	5.000	07/01/19	382,949
1,100,000	5.125	07/01/22	1,182,379
Queen Creek AZ Excise Tax & State Shared Revenue Bonds (NATL-RE) (A+/Baa1)
1,070,000	5.000	08/01/27	1,095,338
Tucson AZ GO Bonds (Refunding) (FGIC) (AA-/Aa2)
535,000	4.000	07/01/15	595,642
Yuma County AZ Library District GO Bonds Series 2007 (XLCA) (A-/Aa3)
1,000,000	5.000	07/01/19	1,083,020
500,000	5.000	07/01/20	537,710
1,000,000	5.000	07/01/21	1,068,520

			20,637,016

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Arkansas – 0.3%
Arkansas State Development Finance Authority Economic Development Revenue Bonds (Taxable) (A/NR)
$ 535,000	5.480%	09/01/17	$ 555,512

California – 2.1%
Port Oakland CA Revenue Bonds Series C (A/A3)
600,000	5.000	11/01/16	668,538
San Mateo CA Unified High School District GO Bonds (Capital Appreciation) Series C (NATL-RE) (AA/Aa1)(a)
880,000	0.000	09/01/23	471,495
Santa Clara County CA East Side Union High School District GO Bonds (Refunding) Series B (A/Baa1)
800,000	5.250	02/01/23	874,480
West Contra Costa CA Unified School District GO Bonds (Refunding) Series A (NATL-RE) (A/Baa1)
1,810,000	5.700	02/01/22	1,967,615

			3,982,128

Colorado – 2.1%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-High Point Academy) (A/NR)
1,000,000	4.500	03/01/20	1,035,390
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-University Laboratory School Project) (ETM) (NR/NR)
60,000	5.250	06/01/11	62,241
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Pinnacle Charter High School) (NR/NR)
1,000,000	5.000	12/01/29	999,930
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Series A (FHA) (AAA/Aaa)
600,000	4.200	11/01/18	618,534
430,000	4.350	11/01/19	440,350
450,000	4.600	11/01/20	465,025
Westminster CO Certificates of Participation (Refunding) (NATL- RE) (AA-/Baa1)
250,000	4.500	12/01/23	262,183

			3,883,653

Florida – 8.9%
Brevard County FL Health Facilities Authority Revenue Bonds (Health First, Inc. Project) Series 2005 (A-/A3)
875,000	5.000	04/01/18	910,324
Florida Housing Finance Corp. Revenue Bonds (Homeowner Mortgage) Series 2 (GNMA/FNMA/FHLMC) (AA+/Aa1)
1,000,000	4.400	07/01/24	1,019,920
Florida Housing Finance Corp. Revenue Bonds (Homeowner
Mortgage-Special Program) Series A (GNMA/FNMA/FHLMC) (NR/Aaa)
1,000,000	4.100	01/01/22	1,007,750
Florida Municipal Loan Council Revenue Bonds Series A (NATL- RE) (A/Baa1)
1,000,000	5.000	10/01/20	1,051,490
Florida State Municipal Power Agency Revenue Bonds (Stanton Project) Series A (NR/A1)
1,175,000	5.000	10/01/18	1,332,979
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
1,000,000	4.500	12/01/20	1,088,700
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AA+/Aa1)
50,000	5.500	07/01/21	59,451

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Florida – (continued)
Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A (A-/A2)
$1,000,000	5.250%	10/01/23	$1,068,970
Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A-1 (A-/A2)
1,000,000	5.000	10/01/22	1,057,070
1,000,000	5.500	10/01/25	1,074,000
Miami-Dade County FL Expressway Authority Toll Systems Revenue Bonds Series B (FGIC) (A/A3)
1,000,000	5.250	07/01/14	1,131,650
Miami-Dade County FL Water & Sewer Revenue Bonds (Refunding) (XLCA) (A+/Aa2)
2,000,000	5.000	10/01/21	2,168,640
Ocala FL Utility System Revenue Bonds Series A (NR/A1)
540,000	5.000	10/01/17	598,444
Orange County FL School Board Certificates of Participation Series A (FGIC) (AA-/Aa3)
1,000,000	5.000	08/01/16	1,131,770
Osceola County FL School Board Certificates of Participation Series A (FGIC) (A/Aa3)
465,000	5.000	06/01/15	502,242
Palm Beach County FL School Board Certificates of Participation (FGIC) (AA-/Aa3)
1,000,000	5.500	08/01/15	1,164,450
Port St. Lucie FL Lease Revenue Bonds (Taxable-Wyndcrest Project) Series A (A/Aa3)
200,000	6.090	09/01/20	208,082

			16,575,932

Georgia – 0.4%
Brunswick GA Water & Sewer Revenue Bonds (Refunding and Improvement) Series 1992 (NATL-RE) (A/Baa1)
90,000	6.100	10/01/19	112,114
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding and Improvement) Series 1993 (NATL-RE) (A/Aa2)
55,000	5.500	08/01/23	65,227
Gainesville & Hall County Hospital Authority Revenue Bonds Anticipation Certificates (Northeast Georgia Healthcare System) Series B (A+/NR)
500,000	4.000	02/15/20	503,545

			680,886

Illinois – 9.0%
Chicago IL Public Building Commission Revenue Bonds (Refunding Chicago School Reform) Series B (FGIC) (A/Aa2)
1,000,000	5.250	12/01/18	1,140,110
Chicago IL Wastewater Transmission Revenue Bonds (Refunding) Series 1993 (FGIC) (A/Aa2)
1,080,000	5.375	01/01/13	1,129,518
De Kalb County IL Community Unit School District No. 428 GO Bonds (Capital Appreciation-School Building) (AA-/Aa2)(a)
1,500,000	0.000	01/01/20	993,255
Grundy Kendall & Will Counties IL Community School District No. 201 GO Bonds (Refunding) Series A (AA/NR)
1,000,000	5.250	10/15/27	1,085,720
Illinois Finance Authority Revenue Bonds (Columbia College) (NATL-RE) (A/Baa1)
2,000,000	5.250	12/01/22	2,087,520
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (A+/A1)
470,000	4.850	01/01/26	480,317
490,000	4.900	01/01/27	498,109
1,625,000	5.000	01/01/30	1,635,839

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
$1,210,000	5.500%	08/15/24	$ 1,237,903
Illinois Finance Authority Revenue Bonds (Roosevelt University) (NR/Baa2)
100,000	5.250	04/01/22	102,647
Illinois Finance Authority Revenue Bonds (Roosevelt University) Series 2007 (NR/Baa2)
650,000	5.125	04/01/19	678,814
Illinois Housing Development Authority Revenue Bonds (Refunding Single Family Housing) Series C-1 (AA/Aa3)
255,000	3.700	02/01/13	261,974
Illinois State GO Bonds (A+/A1)
1,000,000	4.000	04/01/19	1,011,150
Illinois State GO Bonds (First Series) (NATL-RE) (A+/A1)
2,000,000	5.500	08/01/17	2,244,860
Macon & De Witt Counties IL Community Unit School District No. 001 GO Bonds (NATL-RE) (FGIC) (NR/NR)
435,000	6.150	12/01/12	475,277
Metropolitan Pier & Exposition Authority IL Revenue Bonds (Dedicated State Tax) (AMBAC) (AAA/A2)
600,000	5.125	06/01/11	601,722
Peoria County IL Community Unit School District No. 309 GO Bonds (Capital Appreciation-Brimfield School District) Series A (AGM) (AAA/NR)(a)
540,000	0.000	04/01/18	413,370
Will County IL Community Unit School District No. 365 Valley View GO Bonds (Capital Appreciation) Series B (AGM) (AAA/Aa2)(a)
635,000	0.000	11/01/13	598,011

			16,676,116

Indiana – 6.9%
Allen County IN War Memorial Revenue Bonds (Refunding Coliseum Additions Building Corp.) Series A (NR/Aa2)
600,000	5.000	05/01/16	691,182
615,000	5.000	11/01/16	711,014
Elkhart County IN Complex Building Corp. Revenue Bonds (First Mortgage) (AA-/NR)
755,000	4.000	06/01/12	799,809
Elkhart County IN Hospital Authority Revenue Bonds (NR/A1)
390,000	4.750	08/15/11	392,792
Evansville IN Redevelopment Authority Lease Rent Tax Allocation (Build America Bonds-Taxable) Series B (A/Aa3)
250,000	4.930	02/01/17	254,725
675,000	6.050	02/01/23	683,066
3,000,000	6.860	02/01/29	3,051,990
Indiana Bond Bank Revenue Bonds (Special Project-Hendricks Regional Health) Series A (AA/NR)
390,000	5.000	02/01/13	418,989
120,000	5.000	08/01/14	133,063
Indiana Health & Educational Facilities Financing Authority Revenue Bonds (Refunding University of Indianapolis Educational Facilities) (A-/NR)
1,090,000	5.000	10/01/15	1,211,034
Indiana State Finance Authority Lease Revenue Bonds (Refunding) Series A-1 (AA+/Aa2)
500,000	5.000	11/01/13	553,485
Indianapolis Multi-School Building Corp. Revenue Bonds (Refunding First Mortgage) (AA/Baa1)
920,000	3.000	01/15/26	757,592
Mun-Del Building Corp. Delaware County IN Revenue Bonds (Refunding-First Mortgage) (A/NR)
830,000	3.000	07/05/13	848,194
750,000	3.000	01/05/14	773,152
585,000	3.000	07/05/14	597,607

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana – (continued)
St. Joseph County IN Industry Redevelopment District Special Taxing (Refunding) (A+/A1)
$1,000,000	3.000%	01/15/13	$ 1,025,930

			12,903,624

Iowa – 0.1%
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series A (GNMA/FNMA) (AAA/Aaa)
150,000	4.300	07/01/16	152,747

Kansas – 1.0%
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/A2)
600,000	5.250	07/01/12	625,296
Neosho County KS Sales Tax Revenue Bonds (NATL-RE) (ETM) (A/NR)
105,000	5.500	08/15/11	105,261
Olathe KS Health Facilities Revenue Bonds (Refunding) (Olathe Medical Center) Series 2008 (A+/NR)
1,000,000	4.000	09/01/14	1,050,220

			1,780,777

Kentucky – 2.3%
Ashland KY Medical Center Revenue Bonds (Ashland Hospital Corp.) Series B (A+/A1)
1,110,000	5.000	02/01/17	1,208,623
1,000,000	5.000	02/01/23	1,052,490
Kentucky Economic Development Finance Authority Medical Center Revenue Bonds (Ashland Hospital Corp. Kings) Series C (A+/A1)
1,900,000	6.000	02/01/33	2,032,183

			4,293,296

Louisiana – 4.4%
East Baton Rouge LA Mortgage Finance Authority Single Family Revenue Bonds (Mortgage Backed Securities Program) Series A-2 (GNMA/FNMA/FHLMC) (NR/Aaa)
740,000	4.750	10/01/29	753,638
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
5,000,000	5.500	10/01/25	5,097,050
Tangipahoa Parish LA Hospital Service District No. 1 Revenue Bonds (Refunding North Oaks Medical Center Project) Series A (BBB+/NR)
1,100,000	5.375	02/01/18	1,129,414
1,245,000	5.000	02/01/30	1,148,724

			8,128,826

Maine – 0.2%
Maine State Housing Authority Mortgage Purpose Revenue Bonds (Non AMT) Series J (AA+/Aa1)
300,000	6.500	11/15/28	323,637

Massachusetts – 3.1%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
3,075,000	5.100	01/01/25	3,167,527
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (Boston College) Series L (AA-/Aa3)
10,000	5.250	06/01/13	10,031
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (UMass Memorial Health Care, Inc.) Series G (BBB+/Baa1)
960,000	5.000	07/01/20	994,109
1,415,000	5.000	07/01/21	1,453,898

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Massachusetts – (continued)
Massachusetts State Water Resources Authority Revenue Bonds Series A (ETM) (AA+/Aa1)
$ 60,000	6.500%	07/15/19	$ 73,898

			5,699,463

Michigan – 2.3%
Genesee County MI Sewage Disposal Systems Revenue Bonds (Interceptors & Treatment Facilities) (FGIC) (A/Aa3)
550,000	4.000	05/01/14	556,902
Grand Valley MI State University Revenue Bonds (FGIC) (A+/NR)
1,500,000	5.300	12/01/24	1,567,005
Grand Valley MI State University Revenue Bonds Series 1998 (FGIC) (A+/NR)
1,080,000	5.500	02/01/18	1,190,074
Ingham County MI GO Bonds Series 1998 (AGM) (AAA/Aa3)
390,000	5.125	11/01/12	404,629
Lake Superior University of Michigan Revenue Bonds (Unrefunded) Series 1997 (NATL-RE) (A/Baa1)
520,000	5.000	11/15/12	521,487

			4,240,097

Minnesota – 1.9%
Minnesota State Housing Finance Agency Revenue Bonds (Residential) Series A (AA+/Aa1)
625,000	3.800	07/01/17	652,400
St. Paul MN Housing & Redevelopment Authority Health Care Revenue Bonds (Allina Health System) Series A-2 (A+/A1)
1,000,000	5.000	11/15/14	1,135,660
1,000,000	5.000	11/15/19	1,132,340
St. Paul MN Housing & Redevelopment Authority Parking Revenue Bonds (Refunding-Parking Facilities Project) Series A (A+/A1)
665,000	4.000	08/01/22	672,102

			3,592,502

Missouri – 1.8%
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
110,000	0.000	02/01/14	100,617
125,000	0.000	02/01/15	109,303
305,000	0.000	02/01/17	239,944
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Hartman Heritage Center Phase II) (AMBAC) (A/NR)
1,070,000	5.000	04/01/19	1,103,619
Raytown MO Sewer Revenue Bonds (NR/NR)
275,000	4.625	07/01/24	277,934
St. Charles MO Certificates of Participation Series B (NR/A1)
1,000,000	5.500	05/01/18	1,045,930
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding Ranken Jordan Project) (NR/NR)
500,000	5.000	11/15/17	486,290

			3,363,637

Montana – 0.3%
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (AA+/Aa1)
250,000	4.350	06/01/16	252,293
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (GO) (AA+/Aa1)
260,000	4.350	12/01/16	262,384

			514,677

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Nebraska – 0.6%
Douglas County NE Hospital Authority No. 002 Revenue Bonds (Refunding) (Health Facilities-Children’s Hospital) (NR/A2)
$ 500,000	6.000%	08/15/22	$ 552,370
Nebraska Investment Finance Authority Revenue Bonds (Single Family Housing) Series F (GNMA/FNMA/FHLMC) (AAA/NR)
115,000	4.300	09/01/14	119,571
155,000	4.350	03/01/15	158,088
95,000	4.350	09/01/15	97,124
100,000	4.400	09/01/16	101,910

			1,029,063

Nevada – 0.6%
Las Vegas NV Convention & Visitors Authority Revenue Bonds (AMBAC) (A+/Aa2)
1,020,000	5.000	07/01/28	1,032,546
Nye County NV School District GO Bonds (Refunding) Series A (PSF-GTD) (NR/Aaa)
100,000	4.375	05/01/25	103,655

			1,136,201

New Hampshire – 0.4%
New Hampshire State Housing Finance Authority Revenue Bonds (Single Family Mortgage) (Non AMT) (NR/Aa2)
715,000	5.300	07/01/28	756,205

New Jersey – 1.1%
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds (Refunding) Series 1A (AA/Aa2)
2,000,000	4.750	12/01/23	2,028,480
Passaic County NJ GO Bonds (Refunding Taxable Pension) Series 2003 (AGM) (NR/Aa3)
100,000	5.750	02/15/21	101,003

			2,129,483

New Mexico – 1.7%
Albuquerque NM Airport Revenue Bonds (Refunding-Subordinated Lien) Series E (A/A1)
2,000,000	5.000	07/01/14	2,227,640
Albuquerque NM Apartment Revenue Bonds (Refunding) (AMT) (AMBAC) (A+/Aa3)
500,000	5.375	07/01/13	516,210
New Mexico Mortgage Finance Authority Revenue Bonds (Single Family Mortgage Program) Class I-B-2 (GNMA/FNMA/FHLMC) (AAA/NR)
405,000	4.000	09/01/19	414,477

			3,158,327

New York – 1.4%
Metropolitan Transportation Authority NY Revenue Bonds Series 2008C (A/A2)
150,000	5.500	11/15/18	168,482
Metropolitan Transportation Authority NY Service Contract Revenue Bonds (Refunding) Series A (AA-/Aa3)
2,000,000	5.100	01/01/21	2,107,380
New York State Dormitory Authority Revenue Bonds (Consolidated City University System) Series A (AA-/Aa3)
260,000	5.750	07/01/13	282,955

			2,558,817

North Dakota – 0.8%
North Dakota State Housing Finance Agency Mortgage Revenue Bonds (Housing Finance Project) Series B (AMT) (NR/Aa1)
550,000	4.400	07/01/16	574,184

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
North Dakota – (continued)
North Dakota State Housing Finance Agency Revenue Bonds (Housing Finance Project) Series B (NR/Aa1)
$ 635,000	4.450%	07/01/17	$ 658,444
North Dakota State Housing Finance Agency Revenue Bonds (Housing Home Mortgage Finance Program) Series A (NR/Aa1)
285,000	4.100	07/01/19	295,670

			1,528,298

Ohio – 3.9%
Akron OH Certificates of Participation (Parking Facilities Project) Series A (AMBAC) (A+/NR)
1,250,000	5.000	12/01/16	1,366,987
Cleveland OH Certificates of Participation (Refunding-Cleveland Stadium Project) Series A (A/A2)
1,400,000	4.000	11/15/11	1,447,278
Knox County OH Hospital Facilities Revenue Bonds (Refunding Knox Community Hospital) (Radian) (NR/NR)
1,695,000	5.000	06/01/12	1,703,763
Mid-East OH Career & Technology Centers Certificates of Participation (AA-/NR)
575,000	4.000	12/01/17	600,979
Ohio State Higher Educational Facilities Revenue Bonds (College of Wooster Project) (NR/A1)
520,000	5.000	09/01/14	587,278
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University) Series C (A-/A3)
430,000	4.250	05/01/14	466,318
1,000,000	5.000	05/01/18	1,123,250

			7,295,853

Oklahoma – 3.0%
McClain County OK Economic Development Authority Educational Facilities Lease Revenue Bonds (Blanchard Public Schools Project) (A-/NR)
1,000,000	4.000	09/01/13	1,052,610
1,000,000	4.850	09/01/18	1,073,840
1,000,000	5.000	09/01/19	1,080,980
Oklahoma County OK Finance Authority Educational Facilities Lease Revenue Bonds (Jones Public School Project) (A-/NR)
2,000,000	5.000	09/01/18	2,190,240
Tulsa OK Industrial Authority Student Housing Revenue Bonds (University of Tulsa) Series 2006 (NR/A2)
150,000	5.250	10/01/26	156,147

			5,553,817

Oregon – 0.7%
Oregon State Housing & Community Services Department Mortgage Revenue Bonds (Single-Family Mortgage) Series E (AMT) (NR/Aa2)
375,000	5.050	07/01/17	390,049
Salem OR Hospital Facility Authority Revenue Bonds Series A (A+/NR)
900,000	5.250	08/15/12	961,821

			1,351,870

Pennsylvania – 2.9%
Greater Latrobe PA School Building Authority Revenue Bonds (Refunding) Series B (FGIC) (NR/Aa3)
1,140,000	5.000	04/01/13	1,227,768
Pennsylvania Housing Finance Agency Revenue Bonds (Single Family Mortgage) (Non AMT) Series 103C (AA+/Aa2)
1,050,000	5.000	10/01/23	1,106,721

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Pennsylvania State Higher Education Facilities Authority Revenue Bonds (University of Scranton) Series 2008 (A/NR)
$1,140,000	4.500%	05/01/14	$1,234,928
Philadelphia PA Authority for Industrial Development Revenue Bonds (Mathematics Science & Technology Charter School) (BBB+/NR)
500,000	5.000	08/01/20	509,450
St. Mary’s PA Area Water Authority Revenue Bonds (BBB+/NR)
1,350,000	4.750	02/01/25	1,389,501

			5,468,368

Puerto Rico – 0.0%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (NATL-RE) (A/A3)
10,000	5.000	07/01/20	10,760

Rhode Island – 0.4%
Rhode Island State Student Loan Revenue Bonds Series 3 (AMBAC) (AMT) (NR/A3)
180,000	5.700	12/01/12	180,817
205,000	5.800	12/01/14	205,637
125,000	5.900	12/01/15	125,355
Rhode Island State Student Loan Revenue Bonds Series 3 (AMBAC) (AMT) (NR/NR)
190,000	5.750	12/01/13	190,709

			702,518

South Carolina – 2.4%
Fort Mill SC School Facilities Corp. Revenue Bonds (Installment Purchase Revenue) Series 2006 (NR/Aa3)
550,000	5.250	12/01/22	576,769
Greenville County SC Public Facilities Corp. Certificates of Participation (Refunding University Center Project) (AMBAC) (AA+/Aa1)
700,000	5.000	04/01/16	797,293
Kershaw County SC Public Schools Foundation Installment Purchase Revenue Bonds (School District Project) (CIFG) (BBB+/NR)
1,000,000	5.000	12/01/22	1,038,910
Scago Educational Facilities Corp. for Beaufort School District SC Installment Revenue Bonds (AGM) (AAA/Aa2)
175,000	5.500	12/01/15	206,757
Scago Educational Facilities Corp. for Sumter County School District 17 SC Revenue Bonds (AGM) (AAA/Aa3)
255,000	5.500	12/01/15	299,439
Scago Public Facilities Corp. for Georgetown County SC (Refunding-Georgetown County Project) Series A (A+/Aa3)
1,000,000	5.000	12/01/18	1,096,120
Spartanburg County SC School District No. 007 Lease Revenue Bonds (McCarthy Teszler Project) (XLCA) (NR/NR)
500,000	5.000	03/01/22	501,360

			4,516,648

South Dakota – 0.2%
South Dakota Housing Development Authority Revenue Bonds (Homeowner Mortgage-E-1) (AMT) (AAA/Aa1)
185,000	5.150	05/01/11	185,204
South Dakota Housing Development Authority Revenue Bonds (Multiple Purpose) Series A (AGM) (NR/Aa3)
120,000	4.300	11/01/10	120,450

			305,654

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Tennessee – 0.1%
Tennessee Housing Development Agency Revenue Bonds (Homeownership Program) (AMT) (GO) (AA+/Aa1)
$ 220,000	4.250%	01/01/14	$ 227,469

Texas – 5.2%
Brownsville TX GO Bonds (Refunding) Series 2005 (A+/Aa3)
1,000,000	5.000	02/15/21	1,067,510
710,000	5.000	02/15/22	754,254
Canyon TX Regional Water Authority Contract Revenue Bonds (Refunding-Mid Cities Project) (AMBAC) (A/NR)
500,000	5.000	08/01/22	530,505
Cash Special Utility District TX Revenue Bonds (Refunding & Improvement) (NATL-RE) (A/Baa1)
500,000	5.250	09/01/22	532,555
Clint TX Independent School District GO Bonds (Refunding) (A/NR)
945,000	3.000	02/15/13	982,696
Corpus Christi TX Utility System Revenue Bonds (Refunding) (AGM) (AAA/Aa3)
375,000	5.000	07/15/12	405,368
Dallas Fort Worth TX International Airport Revenue Bonds (Refunding & Improvement) Series A (FGIC) (A+/A1)
130,000	5.750	11/01/15	137,050
Garland TX Electric Utility System Revenue Bonds Series 2009 (A+/NR)
1,000,000	5.000	03/01/13	1,080,940
Houston County TX Certificate Obligation GO Bonds (A/NR)
235,000	5.000	02/15/20	259,301
590,000	5.000	02/15/24	628,822
620,000	5.000	02/15/25	655,011
Houston TX Community College Systems Revenue Bonds (Unrefunded Balance) (Refunding) (NATL-RE) (A+/Aa3)
1,000,000	5.375	04/15/13	1,030,880
San Jacinto TX River Authority Special Project Revenue Bonds (The Woodlands Water Supply Systems) Series 2007 (AMBAC) (A+/NR)
330,000	5.250	10/01/21	347,936
Texas State Department of Housing & Community Affairs Single Family Revenue Bonds (Refunding) (AMT) (FHA/VA Mortgages) (AAA/Aa1)
115,000	4.600	09/01/19	117,606
Texas Woman’s University Financing Systems Revenue Bonds Series 2008 (A/Aa3)
675,000	5.500	07/01/24	754,191
Weslaco TX Independent School District GO Bonds (Maintenance Tax Notes) Series A (NR/A1)
300,000	4.500	02/15/16	328,374

			9,612,999

Utah – 0.5%
Utah Housing Corporation Single Family Mortgage Revenue Bonds (Refunding) Series A (AAA/Aaa)
435,000	3.600	07/01/15	437,619
400,000	3.850	07/01/16	403,288

			840,907

Virginia – 0.6%
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Refunding) (FGIC) (A/NR)
1,000,000	5.250	07/15/17	1,123,430

Washington – 3.9%
Clark County WA School District No. 114 Evergreen GO Bonds (AGM) (NR/Aa1)(b)
330,000	5.375	06/01/12	360,076

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Washington – (continued)
Everett WA Public Facilities District Ltd. Sales Tax & Interlocal Revenue Bonds Series A (A-/NR)
$ 1,000,000	5.000%	12/01/24	$1,018,970
Puyallup WA Combined Utility Revenue Bonds Series A (AA/NR)
160,000	4.000	11/01/15	174,098
Washington State Health Care Facilities Authority Revenue Bonds (Catholic Health Initiatives) Series D (AA/Aa2)
500,000	6.000	10/01/23	564,910
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (BBB+/A3)
2,000,000	4.375	07/01/18	2,044,900
1,750,000	5.250	07/01/25	1,793,400
Washington State Higher Education Facilities Authority Revenue Bonds (Refunding-Gonzaga University Project) Series B (NR/A3)
1,200,000	5.000	04/01/29	1,218,468

			7,174,822

Wisconsin – 1.3%
Milwaukee County WI Airport Revenue Bonds (Refunding) Series B (NATL-RE) (NR/A1)
115,000	5.000	12/01/14	124,260
350,000	5.000	12/01/15	375,641
Monona WI Revenue Bonds Taxable Anticipation Notes (NR/Aa2)
755,000	5.650	09/01/11	758,065
Plymouth WI Combined Utility Revenue Bonds (XLCA) (NR/A2)
100,000	4.375	05/01/12	105,615
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Children’s Hospital of Wisconsin) (AA-/Aa3)
1,000,000	5.000	08/15/21	1,087,420

			2,451,001

Wyoming – 0.5%
Wyoming Community Development Authority Housing Revenue Bonds Series 7 (AA+/Aa1)
10,000	5.150	12/01/10	10,048
Wyoming Community Development Authority Housing Revenue Bonds Series 8 (AMT) (AA+/Aa1)
165,000	4.250	06/01/14	171,849
280,000	4.250	12/01/14	293,045
385,000	4.300	12/01/15	392,881

			867,823

TOTAL MUNICIPAL BOND OBLIGATIONS			$171,451,736

Short-term Investment(c) – 7.2%
Repurchase Agreement – 7.2%
State Street Bank & Trust Co.
$13,448,000	0.010%	08/02/10	$ 13,448,000
Maturity Value: $13,448,011

TOTAL INVESTMENTS – 99.6%			$184,899,736

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%			713,256

NET ASSETS – 100.0%			$185,612,992

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Repurchase agreement was entered into on July 30, 2010. This agreement was fully collateralized by $13,060,000 U.S. Treasury Note, 2.500%, due 04/30/15 with a market value of $13,718,224.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
CIFG	— Insured by CIFG Assurance North America, Inc.
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NATL-RE	— National Reinsurance Corp.
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
Radian	— Insured by Radian Asset Assurance
VA	— Veterans Administration
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2010 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$178,640,708
Gross unrealized gain	6,343,764
Gross unrealized loss	(84,736)
Net unrealized security gain	$6,259,028

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 92.5%
Arizona – 1.6%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$1,000,000	5.000%	01/01/25	$1,022,560
Pima County AZ Certificates of Participation (A+/Aa3)
500,000	4.000	06/01/12	522,410
Pinal City Arizona Unified School District No. 1 Florence School Improvement Project of 2006 GO Bonds Series C (A/NR)
1,155,000	5.125	07/01/23	1,231,819
1,215,000	5.150	07/01/24	1,288,581

			4,065,370

Colorado – 0.3%
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Series A (FHA) (AAA/Aaa)
650,000	4.350	11/01/19	665,646

Florida – 1.2%
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
1,000,000	4.500	12/01/20	1,088,700
Tampa FL Revenue Bonds (Health System-Catholic East) (A/A1)
1,875,000	5.000	11/15/16	2,088,131

			3,176,831

Idaho – 0.4%
Idaho Housing & Finance Association Revenue Bonds (Single Family Mortgage) Series B Class I (NR/Aaa)
950,000	5.250	07/01/29	993,263

Illinois – 1.9%
Grundy Kendall & Will Counties IL Community School District No. 201 GO Bonds (Refunding) Series A (AA/NR)
1,500,000	5.250	10/15/27	1,628,580
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (A+/A1)
1,000,000	5.300	01/01/40	1,008,800
Illinois Finance Authority Revenue Bonds (Refunding-Resurrection Health) (BBB+/Baa1)
1,000,000	5.250	05/15/15	1,062,330
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
1,000,000	5.500	08/15/24	1,023,060
Metropolitan Pier & Exposition Authority IL Revenue Bonds (Dedicated State Tax) (Unrefunded-Capital Appreciation) Series A (A/A2)(a)
400,000	0.000	06/15/12	383,236

			5,106,006

Indiana – 1.0%
Evansville IN Redevelopment Authority Lease Rent Tax Allocation (Build America Bonds-Taxable) Series B (A/Aa3)
2,000,000	6.860	02/01/29	2,034,660
Indiana Bond Bank Revenue Bonds (Special Program-Hendricks Regional Health) Series A (AA/NR)
500,000	5.500	02/01/29	547,145

			2,581,805

Iowa – 0.4%
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series E (GNMA/FNMA) (Go of Auth) (AAA/Aaa)
915,000	5.000	07/01/23	941,800

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kentucky – 0.2%
Kentucky Housing Corp. Revenue Bonds Series A (FHA) (AAA/Aaa)
$ 490,000	5.750%	07/01/39	$ 519,851

Louisiana – 3.3%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Refunding- Independence Stadium Project) (A/NR)
1,525,000	5.000	03/01/21	1,629,935
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
7,000,000	5.500	10/01/25	7,135,870

			8,765,805

Michigan – 0.4%
River Rouge MI School District GO Bonds (Refunding) (NATL-RE) (FGIC) (AA-/Aa2)
1,000,000	5.000	05/01/19	1,048,550

Missouri – 78.9%
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series A (AA+/A1)
150,000	4.000	03/01/17	159,126
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series B (AA+/Aa1)
150,000	4.000	03/01/21	159,675
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (AGM) (AAA/Aa3)
2,000,000	5.250	07/01/20	2,249,820
Boone County MO Hospital Revenue Bonds (NR/A3)
1,600,000	5.750	08/01/28	1,681,472
Branson MO Reorganized School District No. R-4 GO Bonds (AGM) (AAA/Aa3)
1,000,000	5.000	03/01/18	1,095,630
1,250,000	5.000	03/01/19	1,360,013
Branson MO Reorganized School District No. R-4 GO Bonds School District Direct Deposit Program (AMBAC) (A+/NR)
300,000	5.500	03/01/14	345,576
Camdenton MO Reorganized School District No. RIII GO Bonds (Refunding & Improvement) (AGM) (AAA/Aa3)
500,000	5.250	03/01/17	589,855
1,000,000	5.250	03/01/21	1,098,190
Campbell MO Reorganized School District No. 2 Direct Deposit Program GO Bonds (Refunding) (AA+/NR)
215,000	1.600	03/01/13	217,111
215,000	1.900	03/01/14	217,341
220,000	2.250	03/01/15	221,734
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
930,000	5.250	06/01/11	957,537
400,000	5.250	06/01/12	423,244
1,000,000	5.250	06/01/13	1,074,810
1,550,000	5.500	06/01/16	1,636,040
Cass County MO Reorganized School District No. R-2 Raymore- Peculiar Direct Deposit Program GO Bonds (AA+/NR)
1,000,000	5.000	03/01/18	1,142,190
Christian County MO Public Building Corp. Leasehold Revenue Bonds (Refunding-Justice Center Project) (A/NR)
800,000	2.000	06/01/11	805,232

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds (Refunding) Series A (AGM) (AAA/Aa3)
$1,000,000	5.000%	03/01/18	$1,033,960
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds Series B (AGM) (AAA/Aa3)
1,000,000	5.000	03/01/18	1,033,960
Clay County MO Public School District No. 53 Liberty School Building Direct Deposit Program GO Bonds (AA+/NR)
1,280,000	5.000	03/01/25	1,397,850
2,435,000	5.000	03/01/28	2,610,783
Clay County MO Reorganized School District No. R-1 Kearney Direct Deposit Program GO Bonds (AA+/Aa1)
740,000	5.000	03/01/13	757,878
700,000	5.000	03/01/15	716,954
Clay County MO Reorganized School District No. R-1 Kearney School Building Direct Deposit Program GO Bonds Series B (AA+/Aa1)
695,000	5.000	03/01/21	761,463
650,000	5.000	03/01/22	708,949
Clayton MO Special Obligation Revenue Bonds (Build America Bonds) Series B (AA+/NR)
810,000	5.200	12/01/23	840,861
Clinton MO Certificates of Participation (Refunding & Improvement) (NR/NR)
400,000	5.000	12/01/12	428,536
Cole County MO Certificates of Participation (Jail Project) (NR/Aa3)
660,000	4.300	12/01/19	681,206
1,000,000	4.500	12/01/20	1,037,810
Columbia MO Water & Electricity Revenue Bonds (Unrefunded Balance-Refunding and Improvement) Series A (AA/Aa2)
230,000	4.700	10/01/10	230,584
Des Peres MO Certificates of Participation (Refunding) (AA+/NR)
390,000	3.000	08/01/14	409,640
Florissant MO Certificates of Participation (FGIC) (NR/A1)
330,000	5.000	08/01/11	344,200
560,000	5.000	08/01/12	606,844
485,000	5.000	08/01/15	509,575
500,000	5.000	08/01/16	522,155
450,000	5.000	08/01/17	467,892
Fort Zumwalt MO School District Direct Deposit Program GO Bonds Series A (AA+/Aa1)
1,080,000	5.000	03/01/19	1,222,679
Fort Zumwalt MO School District GO Bonds Direct Deposit Program (Refunding) Series A (AA+/Aa1)
700,000	5.000	03/01/17	789,075
935,000	5.000	03/01/18	1,050,070
945,000	5.000	03/01/19	1,052,144
Franklin County MO Public Water Supply District No. 3 Certificates of Participation (Refunding) Series C (FGIC) (NR/NR)
395,000	5.000	12/01/15	416,516
Gladstone MO Certificates of Participation Series A (XLCA) (NR/A1)
475,000	5.000	06/01/23	498,684
Greene County MO Reorganized School District No. R-8 Direct Deposit Program GO Bonds (AGM) (AAA/Aa3)
520,000	5.250	03/01/16	554,866
Hannibal MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Hannibal Regional Hospital) (BBB+/NR)
650,000	3.500	09/01/12	663,585

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Harrisonville MO Annual Appropriation Supported Tax Revenue Bonds (Refunding-Harrisonville Towne Center Project) (A+/NR)
$1,610,000	4.625%	11/01/28	$1,532,623
Hickman Mills MO School District No. C-1 Direct Deposit Program GO Bonds (AGM) (AAA/Aa3)
2,300,000	5.000	03/01/19	2,420,129
I-470 & 350 Transportation Development District MO Sales Tax Revenue Bonds (Refunding & Improvement) (Radian) (NR/NR)
420,000	4.600	06/01/29	400,378
Jackson County MO Consolidated School District Direct Deposit Program GO Bonds (AA+/NR)
2,365,000	5.000	03/01/25	2,620,775
Jackson County MO Consolidated School District No. 2 Direct Deposit Program GO Bonds (AA+/NR)
1,275,000	5.000	03/01/18	1,309,769
Jackson County MO Consolidated School District No. 2 Direct Deposit Program GO Bonds (NATL-RE) (AA+/Baa1)
1,250,000	5.000	03/01/22	1,368,025
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) Series B (NR/Aa3)
530,000	4.500	12/01/19	568,208
555,000	4.500	12/01/20	593,700
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NATL-RE) (NR/Aa3)
500,000	5.000	12/01/20	552,045
Jackson County MO Reorganized School District No. 4 Blue Springs GO Bonds (Refunding & Improvement) Series A (AA/NR)
2,000,000	5.000	03/01/29	2,134,940
Jackson County MO School District No. C-1 Hickman School Building Direct Deposit Program GO Bonds (AA+/NR)
500,000	5.000	03/01/24	558,680
Jackson County MO Special Obligation Revenue Bonds (Harry S. Truman Sports Complex) (AMBAC) (A+/Aa3)
1,350,000	5.000	12/01/11	1,421,617
1,360,000	5.000	12/01/22	1,462,000
Jackson County MO Special Obligation Revenue Bonds Series A (NATL-RE) (NR/Aa3)
2,540,000	5.500	12/01/12	2,621,991
Jefferson County MO Consolidated Public Water Supply District No. C-1 Revenue Bonds (AMBAC) (NR/NR)
1,000,000	5.250	12/01/15	1,072,970
Jefferson County MO Consolidated School District No. 6 Direct Deposit Program GO Bonds (NATL-RE) (AA+/Baa1)
1,000,000	5.000	03/01/18	1,037,730
2,000,000	5.000	03/01/19	2,069,800
Jefferson County MO Library District Lease Certificates of Participation (Refunding) Series A (A+/NR)
455,000	5.000	03/01/29	465,806
Jefferson County MO Library District Lease Certificates of Participation (Refunding) Series B (A+/NR)
1,270,000	5.000	03/01/29	1,284,427
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (BBB+/NR)
820,000	5.500	02/15/12	845,953
555,000	5.500	02/15/14	584,576
1,500,000	5.500	02/15/29	1,498,245
1,500,000	5.750	02/15/35	1,500,765
Kansas City MO Land Clearance Revenue Bonds (Refunding & Improvement) Series E (XCLA) (AA-/A1)
1,000,000	5.000	12/01/15	1,114,910
Kansas City MO Metropolitan Community Colleges Building Corp. Leasehold Revenue Bonds (Refunding & Improvement) (FGIC) (NR/Aa2)
1,000,000	5.500	07/01/11	1,044,690

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Kansas City MO Metropolitan Community Leasehold Jr. College Revenue Bonds (Refunding & Improvements) (FGIC) (NR/Aa2)
$1,075,000	5.000%	07/01/17	$1,199,840
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvements) Series C (AA-/A1)
1,575,000	5.500	04/01/23	1,790,602
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvements) Series D (AA-/A1)
310,000	6.431	04/01/18	319,833
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
4,465,000	0.000	02/01/18	3,343,124
Kansas City MO Special Obligation Tax Allocation (East Village Project) Series A (AA-/A1)
500,000	5.000	04/15/31	505,325
Kansas City MO Special Obligation Tax Allocation (Refunding- Kansas City Project) Series B (AA-/A1)
500,000	3.000	01/01/15	516,075
Kansas City MO Water Revenue Bonds Series A (AA+/Aa2)(b)
1,640,000	5.750	12/01/10	1,669,274
Kansas City MO Water Revenue Bonds Series C (FGIC) (AA+/Aa2)(b)
1,885,000	5.000	12/01/11	2,002,322
Kirkwood MO Certificates of Participation (Build America Bonds Taxable Direct Payment) (NR/Aa2)
500,000	6.050	09/01/30	506,585
Kirkwood MO School District Educational Facilities Authority Leasehold Revenue Bonds for Kirkwood School District R-7 Project Series B (NATL-RE) (NR/Aa2)
750,000	5.000	02/15/19	813,090
Ladue MO School District GO Bonds (Refunding and Improvement) (AAA/NR)
500,000	5.000	03/01/20	571,435
545,000	5.000	03/01/22	617,937
500,000	5.000	03/01/23	562,750
Lee’s Summit MO Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aa2)
335,000	5.250	07/01/11	349,214
1,000,000	5.250	07/01/12	1,037,400
1,135,000	5.250	07/01/15	1,166,667
Lee’s Summit MO Water & Sewer Revenue Bonds Combination Series A (AMBAC) (NR/Aa2)
480,000	5.000	07/01/20	498,840
Mehlville MO School District No. R-9 Certificates of Participation (AGM) (AAA/Aa3)
1,620,000	4.750	03/01/16	1,746,765
850,000	4.750	03/01/17	910,486
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (AA-/NR)
1,000,000	5.000	12/01/20	1,136,420
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (NATL-RE) (AA-/Aa3)(b)
2,410,000	5.250	12/01/11	2,567,951
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AGM) (AAA/Aa3)
830,000	5.250	03/01/21	933,285
700,000	5.250	03/01/22	781,823
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)
1,000,000	5.000	10/15/20	1,068,380

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Development Finance Board Infrastructure Facilities (Eastland Center Project) Series A (A/NR)
$ 150,000	4.500%	04/01/22	$ 151,626
Missouri State Development Finance Board Infrastructure Facilities (Hartman Heritage Center Phase II) (AMBAC) (A/NR)
300,000	5.000	04/01/13	318,657
1,240,000	5.000	04/01/21	1,276,729
Missouri State Development Finance Board Infrastructure Facilities (Independence-Centerpoint Project) (A/NR)
935,000	4.750	04/01/28	916,328
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Independence Parks Facilities Project) Series D (A/NR)
590,000	4.250	04/01/12	612,025
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Independence-Events Center) Series F (A/NR)
1,000,000	6.125	04/01/29	1,033,060
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Water System) (Refunding) Series E (A/NR)
700,000	4.000	11/01/13	750,099
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Prerefunded- State Revolving Funds Program) Series B (NR/Aaa)(b)
705,000	5.000	01/01/13	781,570
1,715,000	5.125	01/01/13	1,906,394
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series A (NR/Aaa)
400,000	5.500	01/01/23	476,768
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series B (NR/Aaa)
245,000	5.250	01/01/11	247,056
1,115,000	5.000	07/01/17	1,302,543
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance State Revolving Funds Program) Series A (NR/Aaa)
185,000	5.125	07/01/11	185,636
435,000	5.200	07/01/12	436,514
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series B (NR/Aaa)
415,000	5.125	01/01/18	443,917
20,000	5.000	01/01/22	21,065
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series 2003 (AA/Aa2)
2,180,000	5.250	05/15/17	2,296,107
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) (A+/NR)
1,000,000	5.000	05/15/23	1,044,730
Missouri State Health & Educational Facilities Authority Revenue Bonds (Cox Health System) (NR/A2)
2,350,000	5.125	11/15/23	2,429,077
Missouri State Health & Educational Facilities Authority Revenue Bonds (SSM Health Care) Series B (AA-/NR)
1,000,000	4.500	06/01/25	1,004,680
Missouri State Health & Educational Facilities Revenue Bonds (Barnes-Jewish, Inc.) Series A (AA/Aa2)
3,035,000	5.250	05/15/14	3,302,869
Missouri State Health & Educational Facilities Revenue Bonds (St. Lukes Health System) Series A (AGM) (AAA/Aa3)
1,000,000	5.000	11/15/19	1,106,240

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facility Authority Revenue Bonds (BJC Health System) Series A (AA/Aa2)
$1,225,000	5.000%	05/15/18	$1,311,301
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) (AA/Aa2)
150,000	6.000	05/15/11	155,250
Missouri State Health & Educational Facility Revenue Bonds (Lake Regional Health System Project) (BBB+/NR)
510,000	5.000	02/15/14	536,061
Missouri State Health & Educational Facility Revenue Bonds (St. Louis University) (AA-/A1)
1,700,000	5.250	10/01/10	1,705,032
1,000,000	5.500	10/01/12	1,089,530
Missouri State Health & Educational Facility Revenue Bonds (St. Lukes Health System) Series A (AGM) (AAA/Aa3)
2,000,000	5.000	11/15/14	2,229,240
Missouri State Health & Educational Facility Revenue Bonds (University of Missouri-Columbia Arena Project) (AA+/Aa1)
500,000	5.000	11/01/17	519,735
Missouri State Health & Educational Facility Revenue Bonds (Washington University) Series A (AAA/Aaa)
1,050,000	5.000	02/15/17	1,187,729
1,545,000	5.000	02/15/20	1,724,900
120,000	4.750	11/15/37	120,899
Missouri State Highways & Transit Commission Road Revenue Bonds (Federal Reimbursement) Series A (AA+/Aa1)
1,115,000	2.250	05/01/15	1,161,451
Missouri State Highways & Transit Commission Road Revenue Bonds (Second Lien) (AAA/Aa1)
1,165,000	5.250	05/01/18	1,384,055
Missouri State Housing Development Commission Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)
285,000	4.750	12/01/10	286,074
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program Market Bonds) Series E-1 (FHLMC) (AAA/NR)
1,080,000	3.950	05/01/21	1,090,800
1,260,000	3.950	11/01/21	1,272,600
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan A-1) (AMT) (FNMA/GNMA) (AAA/NR)
30,000	5.800	09/01/11	30,001
25,000	5.900	09/01/12	25,001
25,000	6.000	09/01/13	25,001
Missouri State Regional Convention & Sports Complex Authority Revenue Bonds (Refunding Convention & Sports Facilities Project) Series A-1 (AMBAC) (AA+/Aa2)
2,000,000	5.250	08/15/12	2,164,520
Missouri State Stormwater Control GO Bonds Series A (AAA/Aaa)(b)
300,000	5.250	08/01/12	329,403
Monarch-Chesterfield MO Levee District Revenue Bonds (NATL-RE) (A/Baa1)
1,000,000	5.450	03/01/14	1,013,200
Neosho MO Reorganized School District No. R-5 GO Bonds (Building-Direct Deposit Program) (AGM) (AAA/Aa3)
1,430,000	5.250	03/01/21	1,590,131
Nixa MO Electric System Revenue Bonds (XLCA) (NR/NR)
1,000,000	4.750	04/01/15	1,060,940
North Kansas City MO Hospital Revenue Bonds (North Kansas City Hospital) Series A (AGM) (AAA/Aa3)
1,000,000	5.000	11/15/18	1,045,740
1,000,000	5.000	11/15/19	1,040,390

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
North Kansas City MO School District No. 74 Direct Deposit Program GO Bonds (AA+/Aa1)
$3,000,000	5.500%	03/01/28	$3,431,520
Northwest Missouri State University Revenue Bonds (Housing System) (NATL-RE) (NR/A3)
2,875,000	5.000	06/01/20	3,006,474
O’ Fallon MO Certificates of Participation (NATL-RE) (NR/Aa3)
1,000,000	5.000	02/01/22	1,012,600
O’ Fallon MO Certificates of Participation (NR/Aa3)
2,130,000	5.250	11/01/17	2,378,060
1,000,000	5.250	11/01/18	1,118,220
2,000,000	5.250	11/01/19	2,234,020
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding & Improvement-Ozarks College Project) (AGM) (AAA/Aa3)
740,000	4.900	03/01/16	750,996
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding-Ozarks Technical Community College) (AGM) (AAA/NR)
1,500,000	5.000	03/01/19	1,770,030
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (AGM) (AAA/Aa3)
440,000	5.000	03/01/22	487,714
Parkville MO GO Notes (Brink Meyer Road Temporary Notes) (SP- 1+/NR)
1,520,000	2.250	08/01/11	1,520,182
Parkville MO GO Notes (Brush Creek Drain Temporary Notes) (SP- 1+/NR)
2,570,000	2.250	08/01/11	2,570,308
Platte County MO GO Bonds for Parkville Neighborhood Improvement Series B (NATL-RE) (NR/Aa2)
2,720,000	5.000	02/01/22	2,936,322
Platte County MO Industrial Development Authority Transportation Revenue Bonds (Refunding and Improvement Zona Rosa Retail Project) (AA-/NR)
435,000	5.000	12/01/18	493,651
850,000	5.000	12/01/20	949,756
Platte County MO Reorganized School District No. R-3 GO Bonds for School Building (AGM) (AAA/Aa3)
1,025,000	4.500	03/01/22	1,090,282
Raytown MO Annual Appropriation-Supported Tax Revenue Bonds (Live Redevelopment Plan Project 1) (A+/NR)
150,000	5.000	12/01/12	158,414
Raytown MO Sewer Revenue Bonds (NR/NR)
100,000	4.625	07/01/24	101,067
100,000	4.700	07/01/27	100,698
Ritenour MO School District Direct Deposit Program GO Bonds (AA+/NR)
1,740,000	4.500	03/01/17	1,948,870
Riverside MO Tax Increment Revenue Tax Allocation (L-385 Levee Project) (A/NR)
1,000,000	5.250	05/01/20	1,029,050
Riverside-Quindaro MO Bend Levee District Project Revenue Bonds Series L (Radian) (BBB/NR)
450,000	5.500	03/01/14	473,490
500,000	5.500	03/01/15	525,295
Sikeston MO Electric Revenue Bonds (Refunding) (A/Baa1)
530,000	5.000	06/01/22	531,246
Southeast MO State University Revenue Bonds (Installment Payment Certificates) Series 2002 (XLCA) (NR/NR)
200,000	4.750	04/01/12	200,520

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Springfield MO Public Building Corp. Leasehold Revenue Bonds (Taxable-Improvement-Branson National Airport) (NR/Aa2)
$ 540,000	6.750%	03/01/28	$ 567,918
575,000	6.850	03/01/29	606,568
Springfield MO Public Utility Revenue Certificates of Participation (Lease Purchase for Various Projects) Series A (NATL-RE) (AA/A1)
1,000,000	5.000	12/01/18	1,071,750
Springfield MO Special Obligation Revenue Bonds (College Station Garage Project) Series A (NR/Aa3)
190,000	4.500	11/01/18	204,191
530,000	4.500	11/01/19	562,224
610,000	4.500	11/01/20	644,294
645,000	4.750	11/01/21	687,647
685,000	4.750	11/01/22	725,381
Springfield MO Special Obligation Revenue Bonds (Heers Garage Project) Series B (NR/Aa3)
385,000	4.750	11/01/21	410,456
405,000	4.750	11/01/22	428,875
St. Charles County MO Community College GO Bonds (Refunding) (NATL-RE) (NR/Aa1)
2,585,000	5.000	02/15/17	3,040,218
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (AA/NR)
2,115,000	4.000	12/01/20	2,162,799
100,000	5.200	12/01/31	104,916
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation Series B (Refunding) (NR/Baa1)
530,000	5.000	12/01/12	562,696
St. Charles County MO Water Supply District No. 2 Certificates of Participation (AA/NR)
650,000	5.375	12/01/36	675,688
St. Charles MO Community College Educational Facilities Authority Leasehold Revenue Bonds (NR/Aa2)
100,000	5.250	06/01/19	107,844
735,000	5.200	06/01/24	783,944
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
490,000	5.000	11/15/15	488,613
515,000	5.000	11/15/16	507,878
St. Louis County MO Parkway School District No. C-2 GO Bonds (Refunding & Improvement) (AAA/NR)
400,000	3.250	03/01/19	426,204
St. Louis County MO Rockwood School District No. R-6 GO Bonds Series A (AAA/NR)(b)
1,315,000	5.000	02/01/13	1,462,740
St. Louis MO Airport Revenue Bonds (Refunding for Lambert International Airport) Series B (AMT) (AGM) (AAA/Aa3)
2,000,000	5.000	07/01/24	1,995,940
St. Louis MO Airport Revenue Bonds (Refunding for Lambert/St. Louis International Airport) (NATL-RE) (FGIC) (A/Baa1)
185,000	5.125	07/01/12	186,367
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) (FGIC) (A/Baa1)
100,000	5.125	07/01/15	100,739
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (AA/NR)
355,000	3.000	04/01/11	359,551
100,000	4.000	04/01/16	108,526
St. Louis MO Municipal Finance Corp. Leasehold Revenue Bonds (Refunding City Justice Center) Series A (AMBAC) (A/NR)
700,000	5.250	02/15/15	723,912

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis MO Municipal Finance Corp. Leasehold Revenue Bonds (Refunding-Civil Courts Building) (A/NR)
$1,255,000	3.000%	08/01/14	$ 1,303,405
1,345,000	4.000	08/01/14	1,448,242
St. Louis MO Parking Facility Revenue Bonds (Downtown Parking Facilities Subordinated A) (NR/NR)(b)
900,000	5.500	02/01/12	949,770
St. Louis MO Parking Revenue Bonds (Taxable) Series B (A/Baa1)
100,000	5.140	12/15/14	105,050
St. Louis MO Special Administrative Board Transitional School District GO Bonds (Direct Deposit Program) (AA+/NR)
4,250,000	5.000	04/01/21	4,707,937
Taney County MO Certificates of Participation (NATL-RE) (NR/A1)
1,095,000	4.500	04/01/17	1,154,754
Taney County MO Reorganized School District No. R-V Hollister School District Direct Deposit Program GO Bonds (Refunding & Improvement) (AGM) (AAA/Aa3)
1,100,000	5.000	03/01/18	1,161,666
1,050,000	5.000	03/01/21	1,171,884
Troy MO Reorganized School District No. 3 Lincoln County Direct Deposit Program (AA+/NR)
1,000,000	5.000	03/01/17	1,063,160
University of Missouri Revenue Bonds System Facilities (Refunding) Series B (AA/Aa1)
375,000	5.375	11/01/14	398,760
Warrensburg MO Certificates of Participation (Refunding & Improvement) (A/NR)
225,000	3.000	09/01/12	231,822
Washington MO School District Direct Deposit GO Bonds (Refunding) (AGM) (AAA/Aa3)
1,000,000	5.250	03/01/13	1,113,460
Willard MO Certificates of Participation (Parks & Recreation Project) Series B (A/NR)
625,000	6.625	06/01/28	737,638

			207,700,376

Oregon – 0.6%
Salem OR Hospital Facility Authority Revenue Bonds Series A (A+/NR)
1,500,000	5.250	08/15/17	1,667,265

Pennsylvania – 0.4%
St. Marys PA Area Water Authority Revenue Bonds (BBB+/NR)
1,000,000	4.750	02/01/25	1,029,260

Puerto Rico – 0.2%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (NATL-RE) (A/A3)
555,000	5.000	07/01/22	591,425

Texas – 0.7%
Garland TX Electric Utility System Revenue Bonds (A+/NR)
1,015,000	5.000	03/01/14	1,115,850
Mansfield TX GO Certificates (AA/Aa2)
700,000	5.750	02/15/22	801,969

			1,917,819

Washington – 1.0%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (BBB+/A3)
2,500,000	5.250	07/01/25	2,562,000

TOTAL MUNICIPAL BOND OBLIGATIONS			$243,333,072

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 6.5%
Repurchase Agreement – 6.5%
State Street Bank & Trust Co.
$17,167,000	0.010%	08/02/10	$ 17,167,000
Maturity Value: $17,167,014

TOTAL INVESTMENTS – 99.0%			$260,500,072

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%			2,612,516

NET ASSETS – 100.0%			$263,112,588

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Repurchase agreement was entered into on July 30, 2010. This agreement was fully collateralized by $16,675,000 U.S. Treasury Note, 2.500% due 04/30/15 with a market value of $17,515,420.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMT	— Alternative Minimum Tax
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NATL-RE	— Insured by National Reinsurance Corp.
NR	— Not Rated
Radian	— Insured by Radian Asset Assurance
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2010 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$250,076,258
Gross unrealized gain	10,474,312
Gross unrealized loss	(50,498)
Net unrealized security gain	$10,423,814

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 97.0%
Arizona – 0.6%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 450,000	5.000%	01/01/25	$ 460,152

Florida – 3.5%
Duval County FL School Board Certificates of Participation (Master Lease Program) Series B (AA-/Aa3)
1,250,000	5.000	07/01/35	1,246,412
Port St. Lucie FL Lease Revenue Bonds (Wyndcrest Project- Recovery Zone Facility Bonds) Series B (A/Aa3)
1,000,000	4.500	09/01/24	989,690
Tampa FL Revenue Bonds (Health System-Catholic East) (A/A1)
500,000	5.000	11/15/16	556,835

			2,792,937

Illinois – 1.1%
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (A+/A1)
900,000	5.300	01/01/40	907,920

Indiana – 4.4%
Evansville IN Redevelopment Authority Lease Rent Tax Allocation (Build America Bonds-Taxable) Series B (A/Aa3)
1,000,000	6.860	02/01/29	1,017,330
Indiana Bank Revenue Bonds (Special Program-Clark Memorial Hospital) Series D (AA/NR)
1,095,000	5.000	02/01/17	1,193,627
North West Hendricks Multi School Building Corp. Industry (First Mortgage) Series A (AAA/Aa3)
1,300,000	5.000	01/15/31	1,348,269

			3,559,226

Iowa – 0.6%
Iowa Finance Authority Single Family Mortgage Revenue Bonds Series E (GNMA/FNMA) (Go of Auth) (AAA/Aaa)
475,000	5.000	07/01/23	488,913

Kansas – 74.4%
Augusta KS Electric Systems Revenue Bonds (AMBAC) (NR/NR)
1,000,000	4.750	08/01/17	1,038,500
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/NR)
1,000,000	5.250	09/01/24	1,057,190
Cowley County KS Unified School District No. 470 Arkansas City GO Bonds (Refunding) (A/NR)
940,000	4.000	09/01/17	1,016,948
235,000	4.000	09/01/18	250,338
Derby KS GO Bonds (Refunding) Series B (AMBAC) (NR/Aa3)
440,000	5.000	12/01/13	460,891
Derby KS GO Bonds Series A (AMBAC) (NR/Aa3)(a)
310,000	4.900	12/01/11	329,099
Dodge City KS Unified School District No. 443 Ford County Certificates of Participation (Lease Purchase Agreement) (NR/A2)
400,000	2.000	12/01/11	403,032
1,015,000	2.000	12/01/13	1,013,366
Dodge City KS Unified School District No. 443 GO Bonds (Refunding) (FGIC) (NR/A1)
1,450,000	5.000	03/01/12	1,506,303

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Douglas County KS GO Bonds (Refunding Sales Tax) Series A (AMBAC) (NR/Aa2)
$1,000,000	5.000%	08/01/12	$1,086,560
Harvey County KS School District No. 373 GO Bonds (Refunding & Improvement) (AGM) (AAA/Aa3)
495,000	5.000	09/01/15	561,459
Johnson County KS Community College Certificate of Participation (Improvement) (NR/Aaa)
765,000	4.000	04/01/13	800,312
Johnson County KS GO Bonds (Internal Improvement) Series A (AAA/Aaa)
1,000,000	5.000	09/01/21	1,054,180
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AGM) (AAA/Aa3)
625,000	5.125	10/01/16	637,738
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (FGIC) (AA-/NR)
500,000	6.000	10/01/16	604,685
1,770,000	5.000	10/01/18	1,925,424
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series B (AMBAC) (AA-/NR)
925,000	5.000	10/01/22	1,009,258
975,000	5.000	10/01/23	1,055,905
Johnson County KS Unified School District No. 232 GO Bonds (Refunding & Improvement) (NR/Aa3)
200,000	5.000	03/01/15	226,104
Johnson County KS Water District No. 001 Revenue Bonds (Refunding) (ADFA) (GTD) (AAA/Aaa)
275,000	5.000	12/01/19	288,516
Kansas State Department of Transportation Highway Revenue Bonds (Refunding) (AMBAC-TCRS BNY) (AAA/Aa1)
290,000	5.500	09/01/10	291,137
Kansas State Department of Transportation Highway Revenue Bonds (Refunding) (ETM) (AAA/Aa1)
300,000	5.500	09/01/12	331,848
Kansas State Development Finance Authority Health Facilities Revenue Bonds Series 2005 (Hays Medical Center) (NATL-RE) (NR/A2)(b)
1,870,000	3.750	05/15/26	1,877,929
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) (AA-/Aa3)
1,000,000	5.500	11/15/23	1,112,000
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) Series D (AA-/Aa3)
800,000	5.000	11/15/24	841,792
Kansas State Development Finance Authority Lease Revenue Bonds (Juvenile Justice Authority) Series D (NATL-RE) (AA/Baa1)
1,270,000	5.250	05/01/13	1,312,266
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series C (A/Aa3)
1,375,000	4.750	06/01/25	1,416,731
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series R (A/NR)
300,000	5.000	07/01/14	300,876
Kansas State Development Finance Authority Revenue Bonds (Board of Regents University Housing) Series A (NATL-RE) (A/Aa3)
1,150,000	5.000	04/01/24	1,205,844
Kansas State Development Finance Authority Revenue Bonds (El Dorado Department of Corrections Refunding Project A1) (NATL-RE) (AA/Baa1)
100,000	5.000	08/01/10	100,000
400,000	5.000	02/01/12	401,056

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds (Juvenile Justice Authority) Series D (NATL-RE) (AA/Baa1)
$ 400,000	5.000%	05/01/12	$ 413,124
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series J (AMBAC) (AA/NR)(a)
450,000	5.000	08/01/13	508,046
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series J (Unrefunded Balance) (AMBAC) (AA/NR)
1,600,000	5.000	08/01/17	1,720,352
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series K (NATL-RE) (AA/Aa2)
1,000,000	5.250	11/01/22	1,127,390
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series W (ETM) (NATL-RE) (AA/NR)
20,000	4.000	10/01/11	20,855
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-2) (AMBAC) (AAA/Aaa)(a)
705,000	5.500	04/01/12	765,595
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-DW) (AAA/Aaa)
1,500,000	6.000	04/01/27	1,613,295
Kansas State Development Finance Authority Revenue Bonds (Refunding-Wichita State University Housing System-P) (AMBAC) (A+/NR)
600,000	5.000	06/01/13	640,350
630,000	5.000	06/01/14	669,186
300,000	5.000	06/01/16	313,617
Kansas State Development Finance Authority Revenue Bonds (Sisters of Charity of Leavenworth) Series A (AA/Aa3)
750,000	5.250	01/01/25	792,727
Kansas State Development Finance Authority Revenue Bonds (Transportation Revolving Fund Trust) (AA+/Aa1)
1,105,000	5.000	10/01/21	1,212,063
Kansas State Development Finance Authority Revenue Bonds (University of Kansas Athletic Facilities Refunding) Series K (A/Aa3)
1,015,000	5.000	06/01/17	1,090,080
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)
280,000	5.500	05/01/17	340,329
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/A2)
1,000,000	5.375	07/01/14	1,066,800
455,000	5.375	07/01/15	482,650
Leavenworth County KS Unified School District No. 458 GO Bonds (Refunding & Improvement) Series A (NR/Aa3)
1,100,000	5.250	09/01/27	1,209,901
315,000	5.250	09/01/29	340,228
Leavenworth County KS Unified School District No. 464 Tonganoxie GO Bonds (Improvement) Series A (NATL-RE) (A/Baa1)
150,000	5.000	09/01/20	163,580
Lyons KS Public Building Commission Revenue Bonds (A/NR)
315,000	5.000	10/01/23	344,292
Manhattan KS Hospital Revenue Bonds (Mercy Health Center) (AGM) (AAA/Aa3)
515,000	5.250	08/15/10	515,726
Miami County Unified School District No. 416 Louisburg, KS GO Bonds (Refunding and Improvement) (NATL-RE) (A/Baa1)
1,650,000	5.000	09/01/17	1,828,117
Olathe KS Health Facilities Revenue Bonds (Medical Center Project) Series 2008 (A+/NR)
1,195,000	5.125	09/01/21	1,274,814

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Olathe KS Health Facilities Revenue Bonds (Medical Center Project) Series A (AMBAC) (A+/NR)
$ 300,000	5.500%		09/01/10	$ 301,050
Pittsburg KS GO Bonds (Refunding) (AGM) (NR/Aa3)
415,000	5.500		09/01/11	435,696
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (NATL-RE) (NR/Aa3)
500,000	4.500		09/01/22	524,050
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (NR/Aa3)
400,000	5.500		09/01/15	461,180
Saline County KS Unified School District No. 305 Salina GO Bonds (AGM) (NR/Aa2)
100,000	5.500		09/01/16	105,076
Saline County KS Unified School District No. 305 Salina GO Bonds (Unrefunded Balance) (AGM) (NR/Aa2)
70,000	5.500		09/01/16	72,599
Scott County KS Unified School District No. 466 GO Bonds (Refunding) (FGIC) (A/NR)
680,000	5.250		09/01/14	730,735
Scott County KS Unified School District No. 466 GO Bonds (Refunding) (FGIC) (NR/NR)(a)
670,000	5.250		09/01/12	736,196
Sedgwick County KS GO Bonds Series A (AAA/Aaa)
205,000	4.150		08/01/10	205,000
Sedgwick County KS Public Building Commission Revenue Bonds (Technical Education Complex Project) Series 2008-1 (NR/Aaa)
1,000,000	5.250		08/01/26	1,130,750
Sedgwick County Unified School District No. 261 (Refunding & School Improvement) (AGM) (AAA/NR)
1,500,000	5.000		11/01/32	1,576,080
Shawnee County KS Unified School District No. 501 GO Bonds (NR/Aa2)(a)
500,000	5.000		02/01/12	534,950
Topeka KS GO Bonds Series A (XLCA) (NR/Aa2)
100,000	4.000		08/15/16	101,120
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (NATL-RE) (AA/Baa1)
535,000	5.000		06/01/16	625,067
1,000,000	5.000		06/01/23	1,127,390
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (NATL-RE) (AA/Baa1)
300,000	5.000		06/01/23	338,217
475,000	5.000		06/01/24	530,623
University of Kansas Hospital Authority Health Facilities Revenue Bonds (Kansas University Health System) (ETM) (Go of Auth) (AAA/NR)
200,000	5.500		09/01/11	210,818
1,000,000	6.000	(a)	09/01/12	1,112,070
Wichita KS Water & Sewer Utility Revenue Bonds Series 2003 (FGIC) (A/Aa2)
1,000,000	5.000		10/01/19	1,063,220
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Prerefunded) Series 2000 A (ETM) (AGM) (NR/Aa3)
215,000	6.375		09/01/11	229,128
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Refunding & Improvement) Series A (FGIC) (NR/A1)
1,595,000	5.000		09/01/21	1,704,561
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Unrefunded Balance) Series 2000 A (AGM) (NR/Aa3)
85,000	6.375		09/01/11	89,844

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2010 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Wyandotte County KS Unified Government GO Bonds (Refunding) Series A (AGM) (AAA/Aa3)
$1,000,000	5.000%	09/01/11	$ 1,043,980
Wyandotte County KS Unified School District No. 202 GO Bonds (Refunding) Series A (AMBAC) (A+/NR)
1,000,000	5.250	09/01/17	1,165,310
Wyandotte County KS Unified School District No. 500 GO Bonds (Refunding) (AGM) (AAA/Aa2)
160,000	5.000	09/01/12	174,600

			60,299,714

Kentucky – 1.3%
Kentucky Economic Development Finance Authority Medical Center Revenue Bonds (Kings Daughters Medical) (A+/A1)
1,000,000	5.000	02/01/17	1,088,850

Louisiana – 2.5%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
2,000,000	5.500	10/01/25	2,038,820

Massachusetts – 0.6%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
500,000	5.300	01/01/30	513,390

Oregon – 0.7%
Salem OR Hospital Facility Authority Revenue Bonds Series A (A+/NR)
500,000	5.250	08/15/18	555,245

Puerto Rico – 6.3%
Puerto Rico Commonwealth GO Bonds (Refunding & Public Improvement) Series A (NATL-RE) (A/A3)
475,000	5.500	07/01/16	519,721
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds (Refunding) Series X (AGM) (AAA/Aa3)
425,000	5.500	07/01/15	470,896
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series Y (BBB+/A2)
500,000	6.250	07/01/13	554,345
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (Prerefunded) Series G (FGIC) (BBB/Aaa)(a)
655,000	5.250	07/01/13	741,866
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (Unrefunded Balance) Series G (FGIC) (BBB/Baa3)
345,000	5.250	07/01/21	352,342
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series ZZ (BBB+/A3)
1,275,000	5.000	07/01/21	1,354,802
Puerto Rico Electric Power Authority Revenue Bonds Series AAA (BBB+/A3)
1,000,000	5.250	07/01/21	1,086,890

			5,080,862

Washington – 1.0%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (BBB+/A3)
750,000	5.250	07/01/25	768,600

TOTAL MUNICIPAL BOND OBLIGATIONS			$78,554,629

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 3.4%
Repurchase Agreement – 3.4%
State Street Bank & Trust Co.
$2,802,000	0.010%	08/02/10	$ 2,802,000
Maturity Value: $2,802,002

TOTAL INVESTMENTS – 100.4%			$81,356,629

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%			(345,217)

NET ASSETS – 100.0%			$81,011,412

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Prerefunded security. Maturity date disclosed is prerefunding date.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at July 30, 2010.

(c)	Repurchase agreement was entered into on July 30, 2010. This agreement was fully collateralized by $2,725,000 U.S. Treasury Note, 2.500%, due 04/30/15 with a market value of $2,862,340.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ADFA	— Arkansas Development Finance Authority
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMBAC-TCRS	— Insured by American Municipal Bond Assurance
Corp.- Transferable Custodial Receipts
BNY	— Insured by Bank of New York-Mellon Corp.
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
NATL-RE	— Insured by National Reinsurance Corp.
NR	— Not Rated
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2010 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$78,255,710
Gross unrealized gain	3,137,792
Gross unrealized loss	(36,873)
Net unrealized security gain	$3,100,919

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2010 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available or are deemed not to reflect market value by the Adviser are valued at fair value using methods approved by the Board of Trustees.

Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”), establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including but not limited to quoted prices for similar securities, interest rates, foreign exchange rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Adviser’s assumptions in determining fair value measurement).

The following is a summary of the Funds’ investments categorized in the fair value hierarchy, as of July 31, 2010:

Growth	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$107,819,254	$-	$-
Short-term Investments	-	1,168,000	-
Total	$107,819,254	$1,168,000	$-

Value	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$62,701,631	$-	$-
Short-term Investments	-	958,000	-
Total	$62,701,631	$958,000	$-

COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2010 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MidCap Growth	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$47,844,082	$-	$-
Short-term Investments	-	416,000	-
Total	$47,844,082	$416,000	$-

Bond	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$-	$65,286,047	$-
Taxable Municipal Bond Obligations	-	49,478,141	-
Mortgage-Backed Obligations	-	219,164,016	-
Corporate Obligations	-	166,476,670	-
U.S Treasuries and/or Other U.S. Government Obligations and Agencies	22,164,171	82,277,058	-
Government Guarantee Obligations	-	13,127,363	-
Investment Companies	4,842,401	-	-
Short-term Investments	-	13,100,000	-
Total	$27,006,572	$608,909,295	$-

Short-Term Government	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$-	$2,255,977	$-
Mortgage-Backed Obligations	-	39,393,254	-
Government Guarantee Obligations	-	9,338,699	-
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	17,945,549	53,034,189	-
Short-term Investments	-	4,701,000	-
Total	$17,945,549	$108,723,119	$-

National Tax-Free Intermediate Bond	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Debt Obligations	$-	$171,451,736	$-
Short-term Investments	-	13,448,000	-
Total	$-	$184,899,736	$-

Missouri Tax-Free Intermediate Bond	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Debt Obligations	$-	$243,333,072	$-
Short-term Investments	-	17,167,000	-
Total	$-	$260,500,072	$-

COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2010 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Kansas Tax-Free Intermediate Bond	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Debt Obligations	$-	$78,554,629	$-
Short-term Investments	-	2,802,000	-
Total	$-	$81,356,629	$-

Repurchase Agreements — The Funds may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

Portfolio Concentrations — As a result of the Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds’ ability to invest a large percentage of their assets in obligations of issuers within certain states, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Act are filed herewith as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Commerce Funds

By	/s/ William Schuetter
William Schuetter
President

Date September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ William Schuetter
William Schuetter
President

Date September 29, 2010

By	/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer

Date September 29, 2010